Quarterly Holdings Report
for

Strategic Advisers® Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

August 31, 2020

ASD-QTLY-1020
1.934463.108

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.8%
	Principal Amount	Value
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.3%
SBA Tower Trust 3.448% 3/15/48 (a)	$880,000	$920,133
Verizon Communications, Inc.:
3 month U.S. LIBOR + 1.000% 1.3209% 3/16/22 (b)(c)	15,233,000	15,453,506
5.15% 9/15/23	775,000	880,442
		17,254,081
Entertainment - 0.0%
The Walt Disney Co. 3 month U.S. LIBOR + 0.250% 0.6% 9/1/21 (b)(c)	2,211,000	2,214,879
Interactive Media & Services - 0.0%
Baidu.com, Inc. 3.5% 11/28/22	780,000	820,219
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	3,590,000	3,825,468
4.908% 7/23/25	2,145,000	2,495,648
Comcast Corp.:
3.1% 4/1/25	355,000	393,562
3.7% 4/15/24	1,075,000	1,193,560
COX Communications, Inc.:
2.95% 6/30/23 (a)	590,000	623,264
3.15% 8/15/24 (a)	585,000	634,282
Fox Corp.:
3.05% 4/7/25	185,000	202,615
3.666% 1/25/22	260,000	271,487
4.03% 1/25/24	305,000	337,079
Interpublic Group of Companies, Inc. 3.5% 10/1/20	295,000	295,745
RELX Capital, Inc. 3.5% 3/16/23	575,000	614,952
Time Warner Cable, Inc. 4.125% 2/15/21	6,234,000	6,278,496
TWDC Enterprises 18 Corp. 3 month U.S. LIBOR + 0.390% 0.7205% 3/4/22 (b)(c)	5,000,000	5,005,791
WPP Finance 2010 3.625% 9/7/22	310,000	325,211
		22,497,160
Wireless Telecommunication Services - 0.1%
Axiata SPV2 Bhd 3.466% 11/19/20 (Reg. S)	660,000	662,759
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.9064% 3/22/22 (b)(c)	5,520,000	5,556,691
T-Mobile U.S.A., Inc. 3.5% 4/15/25 (a)	1,005,000	1,110,324
Vodafone Group PLC 3.75% 1/16/24	770,000	843,992
		8,173,766

TOTAL COMMUNICATION SERVICES		50,960,105

CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.9%
American Honda Finance Corp. 3 month U.S. LIBOR + 0.290% 0.5998% 12/10/21 (b)(c)	5,000,000	5,002,912
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.410% 0.6763% 4/12/21 (a)(b)(c)	11,110,000	11,123,288
3 month U.S. LIBOR + 0.500% 0.7535% 8/13/21 (a)(b)(c)	830,000	830,843
2% 4/11/21 (a)	1,500,000	1,512,672
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.900% 1.1801% 2/15/22 (a)(b)(c)	5,000,000	5,012,526
1.75% 3/10/23 (a)	1,800,000	1,840,078
2.3% 2/12/21 (a)	1,745,000	1,757,850
3.75% 11/5/21 (a)	325,000	336,213
General Motors Co.:
4.875% 10/2/23	730,000	797,409
5.4% 10/2/23	1,130,000	1,252,576
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 1.1184% 4/9/21 (b)(c)	5,628,000	5,626,819
2.9% 2/26/25	1,880,000	1,953,431
3.2% 7/6/21	510,000	518,521
4.2% 3/1/21	6,059,000	6,140,803
4.2% 11/6/21	370,000	382,632
Harley-Davidson Financial Services, Inc.:
3 month U.S. LIBOR + 0.940% 1.284% 3/2/21 (a)(b)(c)	995,000	991,986
2.55% 6/9/22 (a)	375,000	382,026
4.05% 2/4/22 (a)	1,210,000	1,256,096
Nissan Motor Acceptance Corp.:
2.15% 9/28/20 (a)	1,535,000	1,536,523
3.65% 9/21/21 (a)	580,000	587,573
Volkswagen Group of America Finance LLC:
2.5% 9/24/21 (a)	1,805,000	1,841,694
2.7% 9/26/22 (a)	650,000	675,721
2.9% 5/13/22 (a)	2,663,000	2,763,227
3.125% 5/12/23 (a)	355,000	376,688
3.875% 11/13/20 (a)	980,000	986,514
		55,486,621
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
1.45% 9/1/25	600,000	619,304
3.35% 4/1/23	645,000	691,029
Starbucks Corp.:
1.3% 5/7/22	1,615,000	1,640,368
2.7% 6/15/22	435,000	450,817
		3,401,518
Household Durables - 0.0%
D.R. Horton, Inc. 2.55% 12/1/20	495,000	497,591
Panasonic Corp. 2.536% 7/19/22 (a)	785,000	809,969
		1,307,560
Internet & Direct Marketing Retail - 0.1%
Expedia, Inc. 3.6% 12/15/23 (a)	1,270,000	1,292,595
JD.com, Inc. 3.125% 4/29/21	2,645,000	2,676,409
QVC, Inc. 4.375% 3/15/23	660,000	688,050
The Booking Holdings, Inc. 4.1% 4/13/25	830,000	941,509
		5,598,563
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	885,000	914,004
3% 11/19/24	1,190,000	1,260,188
		2,174,192
Specialty Retail - 0.3%
AutoZone, Inc. 3.625% 4/15/25	485,000	543,912
O'Reilly Automotive, Inc. 3.8% 9/1/22	385,000	406,661
Ross Stores, Inc. 4.6% 4/15/25	2,310,000	2,660,991
The Home Depot, Inc. 3 month U.S. LIBOR + 0.310% 0.66% 3/1/22 (b)(c)	14,500,000	14,524,617
TJX Companies, Inc. 3.5% 4/15/25	770,000	859,400
		18,995,581
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp. 1.7% 6/15/22	225,000	229,449
VF Corp. 2.05% 4/23/22	6,772,000	6,943,502
		7,172,951

TOTAL CONSUMER DISCRETIONARY		94,136,986

CONSUMER STAPLES - 1.0%
Beverages - 0.2%
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 0.9801% 11/15/21 (b)(c)	5,000,000	5,000,289
Diageo Capital PLC 1.375% 9/29/25	680,000	701,502
Molson Coors Beverage Co. 3.5% 5/1/22	3,209,000	3,354,714
Pernod Ricard SA 4.45% 1/15/22 (a)	1,155,000	1,216,862
		10,273,367
Food & Staples Retailing - 0.0%
Walgreen Co. 3.1% 9/15/22	435,000	456,913
Food Products - 0.4%
Archer Daniels Midland Co. 2.75% 3/27/25	285,000	310,369
Bunge Ltd. Finance Corp.:
3% 9/25/22	2,775,000	2,887,895
3.5% 11/24/20	4,365,000	4,389,961
4.35% 3/15/24	130,000	142,855
Cargill, Inc. 1.375% 7/23/23 (a)	630,000	644,906
China Mengniu Dairy Co. Ltd. 1.875% 6/17/25 (Reg. S)	2,004,000	2,018,597
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 0.8109% 4/16/21 (b)(c)	7,164,000	7,182,686
Mondelez International, Inc.:
0.625% 7/1/22	6,350,000	6,378,934
2.125% 4/13/23	2,351,000	2,444,411
Tyson Foods, Inc. 2.25% 8/23/21	600,000	610,153
		27,010,767
Tobacco - 0.4%
Altria Group, Inc.:
3.49% 2/14/22	2,867,000	2,990,553
3.8% 2/14/24	1,300,000	1,425,684
BAT Capital Corp. 2.764% 8/15/22	3,525,000	3,665,789
Imperial Tobacco Finance PLC:
3.5% 2/11/23 (a)	760,000	796,585
3.75% 7/21/22 (a)	1,800,000	1,880,323
Philip Morris International, Inc. 1.125% 5/1/23	9,481,000	9,651,236
Reynolds American, Inc. 4% 6/12/22	615,000	651,654
		21,061,824

TOTAL CONSUMER STAPLES		58,802,871

ENERGY - 1.5%
Energy Equipment & Services - 0.1%
Schlumberger Finance Canada Ltd. 2.2% 11/20/20 (a)	5,000,000	5,019,150
Schlumberger Holdings Corp.:
3.75% 5/1/24 (a)	1,515,000	1,649,101
4% 12/21/25 (a)	375,000	415,171
		7,083,422
Oil, Gas & Consumable Fuels - 1.4%
Aker Bp ASA 3% 1/15/25 (a)	995,000	1,005,157
Canadian Natural Resources Ltd. 2.05% 7/15/25	1,430,000	1,465,392
Cenovus Energy, Inc. 3% 8/15/22	1,100,000	1,117,756
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	1,470,000	1,695,912
7% 6/30/24	1,625,000	1,893,327
Chevron Corp.:
3 month U.S. LIBOR + 0.480% 0.8171% 3/3/22 (b)(c)	4,700,000	4,731,074
1.141% 5/11/23	5,109,000	5,215,700
Chevron U.S.A., Inc. 0.333% 8/12/22	10,000,000	10,015,398
Diamondback Energy, Inc.:
2.875% 12/1/24	2,720,000	2,802,226
4.75% 5/31/25	1,080,000	1,185,032
Energy Transfer Partners LP:
2.9% 5/15/25	255,000	262,005
4.2% 9/15/23	280,000	296,987
4.25% 3/15/23	855,000	900,869
4.9% 2/1/24	245,000	263,924
5.875% 1/15/24	2,375,000	2,638,109
Eni SpA 4% 9/12/23 (a)	930,000	1,006,293
Enterprise Products Operating LP:
2.8% 2/15/21	1,020,000	1,031,259
2.85% 4/15/21	3,000,000	3,038,695
3.5% 2/1/22	1,050,000	1,093,256
5.2% 9/1/20	4,000,000	4,000,000
EOG Resources, Inc. 2.625% 3/15/23	291,000	306,049
EQT Corp.:
3% 10/1/22	2,275,000	2,249,361
4.875% 11/15/21	284,000	290,213
Exxon Mobil Corp. 2.992% 3/19/25	1,895,000	2,080,687
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	435,000	439,373
3.95% 9/1/22	135,000	142,958
Kinder Morgan, Inc. 5% 2/15/21 (a)	675,000	685,886
Marathon Oil Corp. 2.8% 11/1/22	1,925,000	1,966,577
MPLX LP:
3 month U.S. LIBOR + 0.900% 1.2129% 9/9/21 (b)(c)	275,000	274,991
3 month U.S. LIBOR + 1.100% 1.4129% 9/9/22 (b)(c)	1,683,000	1,683,151
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 1.250% 1.5035% 8/13/21 (b)(c)	5,104,000	4,991,093
2.6% 8/13/21	990,000	990,455
Phillips 66 Co. 3 month U.S. LIBOR + 0.600% 0.8338% 2/26/21 (b)(c)	5,033,000	5,029,785
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	455,000	458,331
Reliance Holding U.S.A., Inc. 5.4% 2/14/22 (Reg. S)	1,700,000	1,796,314
Sabine Pass Liquefaction LLC:
5.625% 4/15/23 (b)	845,000	932,412
6.25% 3/15/22	2,495,000	2,663,197
Saudi Arabian Oil Co. 2.75% 4/16/22 (a)	1,815,000	1,860,375
Suncor Energy, Inc. 2.8% 5/15/23	505,000	532,218
Sunoco Logistics Partner Operations LP:
3.45% 1/15/23	110,000	113,604
4.25% 4/1/24	70,000	74,419
4.4% 4/1/21	765,000	778,165
The Williams Companies, Inc. 3.7% 1/15/23	2,205,000	2,340,337
Valero Energy Corp.:
2.7% 4/15/23	1,430,000	1,494,768
3.65% 3/15/25	245,000	268,528
Western Gas Partners LP 4% 7/1/22	1,800,000	1,831,500
Williams Partners LP:
3.35% 8/15/22	200,000	208,573
4.3% 3/4/24	305,000	334,876
		82,476,567

TOTAL ENERGY		89,559,989

FINANCIALS - 14.7%
Banks - 9.1%
Abbey National PLC:
2.1% 1/13/23	1,255,000	1,299,399
2.125% 11/3/20	570,000	571,763
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 0.6818% 1/19/21 (a)(b)(c)	10,000,000	10,013,101
3 month U.S. LIBOR + 0.570% 0.821% 8/27/21 (a)(b)(c)	10,813,000	10,858,847
Banco del Estado de Chile 2.704% 1/9/25 (a)	665,000	697,003
Banco Santander Chile 2.5% 12/15/20 (a)	1,745,000	1,749,363
Banco Santander Mexico SA 4.125% 11/9/22 (Reg. S)	1,750,000	1,832,578
Banco Santander SA 3 month U.S. LIBOR + 1.120% 1.3863% 4/12/23 (b)(c)	800,000	804,358
Bank of America Corp.:
3 month U.S. LIBOR + 0.380% 0.6355% 1/23/22 (b)(c)	15,000,000	15,015,877
3 month U.S. LIBOR + 0.650% 0.9469% 6/25/22 (b)(c)	20,000,000	20,089,370
2.328% 10/1/21 (b)	3,000,000	3,004,690
2.503% 10/21/22	1,475,000	1,509,852
2.738% 1/23/22 (b)	830,000	837,488
3.124% 1/20/23 (b)	10,000,000	10,351,943
3.3% 1/11/23	1,445,000	1,541,460
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 0.7098% 9/10/21 (b)(c)	5,000,000	5,015,010
3 month U.S. LIBOR + 0.460% 0.7263% 4/13/21 (b)(c)	960,000	962,877
3 month U.S. LIBOR + 0.570% 0.8538% 3/26/22 (b)(c)	5,000,000	5,033,226
Bank of Nova Scotia 0.8% 6/15/23	7,000,000	7,043,096
Banque Federative du Credit Mutuel SA:
1.96% 7/21/21 (a)	5,000,000	5,072,214
2.125% 11/21/22 (a)	1,415,000	1,463,458
2.5% 4/13/21 (a)	5,000,000	5,065,965
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 0.7263% 1/11/21 (b)(c)	11,000,000	11,013,000
1.7% 5/12/22	1,790,000	1,822,945
2.65% 1/11/21	10,905,000	10,975,551
Barclays PLC:
3 month U.S. LIBOR + 1.620% 1.8979% 1/10/23 (b)(c)	645,000	649,883
3 month U.S. LIBOR + 2.110% 2.3533% 8/10/21 (b)(c)	14,003,000	14,239,315
4.61% 2/15/23 (b)	6,000,000	6,308,225
BB&T Corp. 2.15% 2/1/21	1,160,000	1,167,170
BBVA U.S.A. 3 month U.S. LIBOR + 0.730% 1.0446% 6/11/21 (b)(c)	11,700,000	11,732,315
BNP Paribas SA:
3 month U.S. LIBOR + 0.390% 0.632% 8/7/21 (a)(b)(c)	5,000,000	5,011,677
3.5% 3/1/23 (a)	10,000,000	10,648,569
BPCE SA:
3 month U.S. LIBOR + 0.300% 0.5681% 1/14/22 (a)(b)(c)	5,000,000	5,005,555
3 month U.S. LIBOR + 1.220% 1.4761% 5/22/22 (a)(b)(c)	1,605,000	1,622,690
Canadian Imperial Bank of Commerce 0.95% 6/23/23	7,200,000	7,287,129
Capital One Bank NA 2.014% 1/27/23 (b)	7,000,000	7,132,327
Capital One NA 2.15% 9/6/22	1,370,000	1,412,117
Citibank NA:
3 month U.S. LIBOR + 0.300% 0.5718% 10/20/20 (b)(c)	4,500,000	4,501,123
3 month U.S. LIBOR + 0.600% 0.853% 5/20/22 (b)(c)	8,000,000	8,025,291
Citigroup, Inc.:
3 month U.S. LIBOR + 1.190% 1.441% 8/2/21 (b)(c)	9,500,000	9,583,762
3 month U.S. LIBOR + 1.380% 1.6879% 3/30/21 (b)(c)	10,000,000	10,071,956
2.312% 11/4/22 (b)	16,290,000	16,618,180
2.35% 8/2/21	5,000,000	5,091,068
2.9% 12/8/21	1,495,000	1,539,630
Credit Agricole SA 3 month U.S. LIBOR + 1.020% 1.2835% 4/24/23 (a)(b)(c)	675,000	679,909
Credit Suisse Group Funding Guernsey Ltd.:
3 month U.S. LIBOR + 2.290% 2.5618% 4/16/21 (b)(c)	6,250,000	6,333,500
3.125% 12/10/20	5,000,000	5,039,291
3.45% 4/16/21	15,000,000	15,283,888
Danske Bank A/S:
1.226% 6/22/24 (a)	1,610,000	1,628,225
3.001% 9/20/22 (a)(b)	1,475,000	1,506,049
5% 1/12/22 (a)	1,050,000	1,106,870
Fifth Third Bancorp 1.625% 5/5/23	10,625,000	10,901,003
First Niagara Financial Group, Inc. 7.25% 12/15/21	515,000	555,603
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.650% 0.9684% 9/11/21 (b)(c)	15,675,000	15,676,845
1.645% 4/18/26 (b)	1,735,000	1,748,666
2.099% 6/4/26 (b)	1,840,000	1,886,126
3.803% 3/11/25 (b)	425,000	460,626
ING Groep NV 3 month U.S. LIBOR + 1.150% 1.456% 3/29/22 (b)(c)	735,000	743,093
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.100% 1.4176% 6/7/21 (b)(c)	11,083,000	11,163,000
2.083% 4/22/26 (b)	1,870,000	1,962,307
2.4% 6/7/21	5,993,000	6,081,720
3.514% 6/18/22 (b)	5,000,000	5,124,147
KeyBank NA 3 month U.S. LIBOR + 0.660% 0.911% 2/1/22 (b)(c)	8,128,000	8,169,453
Lloyds Bank PLC:
3 month U.S. LIBOR + 0.490% 0.732% 5/7/21 (b)(c)	9,000,000	9,021,960
3.3% 5/7/21	2,649,000	2,701,029
4.5% 11/4/24	480,000	531,340
Lloyds Banking Group PLC 1.326% 6/15/23 (b)	1,803,000	1,820,290
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 0.8945% 7/26/21 (b)(c)	6,926,000	6,955,521
3 month U.S. LIBOR + 0.700% 1.0176% 3/7/22 (b)(c)	10,000,000	10,068,018
3 month U.S. LIBOR + 0.740% 1.084% 3/2/23 (b)(c)	1,623,000	1,628,327
3 month U.S. LIBOR + 0.860% 1.1045% 7/26/23 (b)(c)	665,000	670,082
3 month U.S. LIBOR + 0.920% 1.1761% 2/22/22 (b)(c)	840,000	848,443
2.998% 2/22/22	5,000,000	5,187,862
3.218% 3/7/22	1,090,000	1,135,359
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.940% 1.1959% 2/28/22 (b)(c)	5,000,000	5,047,311
3 month U.S. LIBOR + 1.140% 1.4534% 9/13/21 (b)(c)	17,000,000	17,166,905
National Bank of Canada 0.9% 8/15/23 (b)	7,000,000	7,041,494
NatWest Markets PLC 2.375% 5/21/23 (a)	1,525,000	1,575,513
Nordea Bank ABP 4.875% 5/13/21 (a)	710,000	730,520
PNC Bank NA:
1.743% 2/24/23 (b)	4,078,000	4,157,434
2.028% 12/9/22 (b)	7,000,000	7,140,226
Rabobank Nederland 3.95% 11/9/22	1,370,000	1,462,888
Rabobank Nederland New York Branch 3 month U.S. LIBOR + 0.830% 1.1029% 1/10/22 (b)(c)	5,000,000	5,050,340
Royal Bank of Canada 3 month U.S. LIBOR + 0.400% 0.6445% 1/25/21 (b)(c)	5,000,000	5,008,290
Royal Bank of Scotland Group PLC 3.875% 9/12/23	1,085,000	1,177,324
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	7,000,000	7,291,434
Santander UK Group Holdings PLC 2.875% 10/16/20	820,000	822,550
Societe Generale 2.625% 10/16/24 (a)	365,000	381,446
Standard Chartered PLC:
3 month U.S. LIBOR + 1.150% 1.4218% 1/20/23 (a)(b)(c)	910,000	913,276
2.744% 9/10/22 (a)(b)	1,495,000	1,522,037
3.885% 3/15/24 (a)(b)	365,000	386,265
3.95% 1/11/23 (a)	405,000	422,550
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 1.140% 1.4118% 10/19/21 (b)(c)	6,500,000	6,570,612
3 month U.S. LIBOR + 1.680% 1.9929% 3/9/21 (b)(c)	3,000,000	3,024,452
2.934% 3/9/21	10,000,000	10,136,530
Swedbank AB 1.3% 6/2/23 (a)	1,150,000	1,172,765
Synchrony Bank 3% 6/15/22	10,395,000	10,743,773
Synovus Bank 2.289% 2/10/23 (b)	1,237,000	1,256,640
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.240% 0.4845% 1/25/21 (b)(c)	10,000,000	10,008,736
3 month U.S. LIBOR + 0.530% 0.88% 12/1/22 (b)(c)	5,000,000	5,028,898
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.480% 0.5682% 1/27/23 (b)(c)	5,000,000	5,011,010
0.75% 6/12/23	5,000,000	5,050,564
Truist Bank 3 month U.S. LIBOR + 0.500% 0.7445% 10/26/21 (b)(c)	5,000,000	5,003,598
U.S. Bancorp 3% 3/15/22	1,530,000	1,590,915
Wells Fargo & Co.:
1.654% 6/2/24 (b)	5,935,000	6,067,675
2.1% 7/26/21	5,000,000	5,077,738
2.188% 4/30/26 (b)	840,000	877,766
3.5% 3/8/22	735,000	768,589
Wells Fargo Bank NA 2.082% 9/9/22 (b)	1,105,000	1,122,358
Zions Bancorp NA 3.5% 8/27/21	5,000,000	5,111,409
		548,832,799
Capital Markets - 2.5%
Credit Suisse AG:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.5355% 2/4/22 (b)(c)	5,310,000	5,319,173
1% 5/5/23	6,590,000	6,687,445
2.1% 11/12/21	8,156,000	8,329,967
2.8% 4/8/22	3,625,000	3,766,041
Deutsche Bank AG New York Branch:
3 month U.S. LIBOR + 0.810% 1.0728% 1/22/21 (b)(c)	10,000,000	9,997,800
3 month U.S. LIBOR + 1.290% 1.5388% 2/4/21 (b)(c)	860,000	861,514
3.15% 1/22/21	11,435,000	11,527,280
3.375% 5/12/21	125,000	126,917
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 1.360% 1.6045% 4/23/21 (b)(c)	10,000,000	10,064,988
2.876% 10/31/22 (b)	520,000	533,564
2.905% 7/24/23 (b)	10,000,000	10,419,798
3% 4/26/22	1,505,000	1,529,613
3.5% 4/1/25	1,005,000	1,113,516
5.75% 1/24/22	1,800,000	1,932,092
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1878% 7/22/22 (b)(c)	4,040,000	4,066,184
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 0.7889% 1/20/23 (b)(c)	5,000,000	5,009,665
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.830% 0.9222% 6/10/22 (b)(c)	5,000,000	5,016,017
2.5% 4/21/21	5,000,000	5,070,334
2.625% 11/17/21	17,214,000	17,677,949
2.75% 5/19/22	1,095,000	1,137,148
5.5% 7/28/21	10,000,000	10,458,571
State Street Corp. 2.825% 3/30/23 (a)(b)	603,000	624,860
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.681% 11/1/21 (b)(c)	7,500,000	7,526,545
UBS AG London Branch 1.75% 4/21/22 (a)	7,525,000	7,678,352
UBS Group AG:
3 month U.S. LIBOR + 1.220% 1.4761% 5/23/23 (a)(b)(c)	880,000	890,161
3 month U.S. LIBOR + 1.780% 2.0481% 4/14/21 (a)(b)(c)	5,000,000	5,052,614
1.008% 7/30/24 (a)(b)	7,118,000	7,157,008
3% 4/15/21 (a)	1,495,000	1,519,978
		151,095,094
Consumer Finance - 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22	1,070,000	1,083,505
4.45% 12/16/21	1,395,000	1,421,851
4.5% 9/15/23	1,095,000	1,125,522
American Express Co.:
3 month U.S. LIBOR + 0.600% 0.849% 11/5/21 (b)(c)	6,750,000	6,787,807
2.65% 12/2/22	9,500,000	9,971,592
2.75% 5/20/22	5,000,000	5,189,821
3.375% 5/17/21	1,500,000	1,528,913
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 0.9383% 7/30/21 (a)(b)(c)	1,427,000	1,381,430
3 month U.S. LIBOR + 0.950% 1.3% 6/1/21 (a)(b)(c)	4,307,000	4,196,137
Capital One Financial Corp.:
2.4% 10/30/20	615,000	615,997
3.2% 1/30/23	8,016,000	8,473,805
3.5% 6/15/23	555,000	595,826
3.9% 1/29/24	505,000	552,107
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.930% 1.2266% 9/24/20 (b)(c)	1,855,000	1,854,003
3.47% 4/5/21	415,000	414,959
3.813% 10/12/21	495,000	496,856
5.875% 8/2/21	290,000	296,036
GE Capital International Funding Co. 2.342% 11/15/20	4,695,000	4,713,921
Hyundai Capital America:
2.375% 2/10/23 (a)	1,925,000	1,975,569
2.45% 6/15/21 (a)	755,000	764,147
2.85% 11/1/22 (a)	511,000	529,054
3% 6/20/22 (a)	1,060,000	1,092,591
3.95% 2/1/22 (a)	1,315,000	1,367,959
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.160% 0.4365% 1/8/21 (b)(c)	8,720,000	8,724,120
3 month U.S. LIBOR + 0.240% 0.5584% 3/12/21 (b)(c)	5,000,000	5,004,190
3 month U.S. LIBOR + 0.260% 0.5698% 9/10/21 (b)(c)	5,000,000	5,007,275
PACCAR Financial Corp. 0.8% 6/8/23	445,000	450,671
Synchrony Financial 2.85% 7/25/22	3,473,000	3,575,597
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.000% 0.4148% 2/14/22 (b)(c)	7,000,000	7,003,239
0.45% 7/22/22	7,207,000	7,215,014
1.15% 5/26/22	5,000,000	5,078,873
		98,488,387
Diversified Financial Services - 0.3%
AIG Global Funding:
3 month U.S. LIBOR + 0.460% 0.7569% 6/25/21 (a)(b)(c)	4,293,000	4,307,178
2.3% 7/1/22 (a)	1,528,000	1,574,974
3.35% 6/25/21 (a)	770,000	789,317
BP Capital Markets America, Inc.:
2.937% 4/6/23	700,000	742,759
4.742% 3/11/21	5,000,000	5,118,290
Brixmor Operating Partnership LP:
3.25% 9/15/23	1,355,000	1,397,749
3.875% 8/15/22	170,000	176,565
CNH Industrial Capital LLC:
3.875% 10/15/21	1,325,000	1,363,698
4.375% 11/6/20	1,725,000	1,730,123
General Electric Capital Corp.:
3.15% 9/7/22	555,000	582,224
3.45% 5/15/24	530,000	570,787
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	435,000	415,161
5.25% 8/15/22 (a)	880,000	873,702
		19,642,527
Insurance - 1.2%
ACE INA Holdings, Inc. 2.3% 11/3/20	970,000	971,743
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 0.8264% 9/20/21 (a)(b)(c)	6,046,000	6,048,297
American International Group, Inc.:
2.5% 6/30/25	1,460,000	1,561,195
4.875% 6/1/22	675,000	726,182
6.4% 12/15/20	2,010,000	2,044,128
Aon Corp. 2.2% 11/15/22	1,592,000	1,649,433
Aon PLC 2.8% 3/15/21	1,320,000	1,335,472
Lincoln National Corp. 4% 9/1/23	270,000	295,158
Marsh & McLennan Companies, Inc.:
3 month U.S. LIBOR + 1.200% 1.506% 12/29/21 (b)(c)	4,546,000	4,549,500
3.5% 12/29/20	1,135,000	1,146,911
3.875% 3/15/24	725,000	803,121
MassMutual Global Funding II:
0.85% 6/9/23 (a)	10,000,000	10,118,253
2.25% 7/1/22 (a)	1,150,000	1,192,352
Metropolitan Life Global Funding I:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.570% 0.6642% 1/13/23 (a)(b)(c)	6,940,000	6,969,427
0.9% 6/8/23 (a)	4,918,000	4,978,701
Metropolitan Tower Global Funding:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.550% 0.6432% 1/17/23 (a)(b)(c)	5,000,000	5,016,788
0.55% 7/13/22 (a)	6,000,000	6,007,352
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.5529% 1/10/23 (a)(b)(c)	6,945,000	6,936,945
3 month U.S. LIBOR + 0.320% 0.5685% 8/6/21 (a)(b)(c)	4,942,000	4,956,482
1.1% 5/5/23 (a)	725,000	738,861
Pricoa Global Funding I 2.55% 11/24/20 (a)	2,614,000	2,625,327
Protective Life Global Funding 3 month U.S. LIBOR + 0.520% 0.826% 6/28/21 (a)(b)(c)	2,000,000	2,007,310
Reinsurance Group of America, Inc. 5% 6/1/21	125,000	129,239
Trinity Acquisition PLC 3.5% 9/15/21	650,000	667,368
		73,475,545
Thrifts & Mortgage Finance - 0.0%
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 3.72% 7/15/43 (a)	370,000	385,584

TOTAL FINANCIALS		891,919,936

HEALTH CARE - 2.5%
Biotechnology - 0.4%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 0.8969% 11/21/22 (a)(b)(c)	7,100,000	7,134,558
2.15% 11/19/21 (a)	11,244,000	11,471,509
2.3% 5/14/21	850,000	860,324
2.6% 11/21/24 (a)	2,985,000	3,199,057
2.9% 11/6/22	1,740,000	1,830,689
3.2% 11/6/22	170,000	178,835
3.25% 10/1/22 (a)	185,000	194,075
3.45% 3/15/22 (a)	615,000	639,170
Baxalta, Inc. 3.6% 6/23/22	265,000	276,730
Upjohn, Inc. 1.125% 6/22/22 (a)	1,153,000	1,163,368
		26,948,315
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc. 3.75% 10/1/25 (a)	910,000	1,037,361
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.870% 1.181% 12/29/20 (b)(c)	8,326,000	8,329,409
2.894% 6/6/22	2,995,000	3,109,270
3.125% 11/8/21	350,000	360,306
3.363% 6/6/24	1,215,000	1,322,083
3.734% 12/15/24	285,000	316,459
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 1.0663% 3/19/21 (b)(c)	3,220,000	3,220,811
		17,695,699
Health Care Providers & Services - 0.7%
Anthem, Inc.:
2.375% 1/15/25	410,000	437,173
2.5% 11/21/20	1,095,000	1,100,366
Cardinal Health, Inc.:
2.616% 6/15/22	115,000	118,886
3.079% 6/15/24	695,000	749,911
3.2% 3/15/23	875,000	928,687
3.5% 11/15/24	1,180,000	1,296,179
Cigna Corp.:
3 month U.S. LIBOR + 0.650% 0.949% 9/17/21 (b)(c)	5,165,000	5,166,144
3% 7/15/23	715,000	763,167
3.4% 9/17/21	370,000	381,552
3.75% 7/15/23	738,000	803,368
3.9% 2/15/22	585,000	614,866
4.125% 9/15/20	710,000	710,981
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 1.0329% 3/9/21 (b)(c)	685,000	687,251
2.625% 8/15/24	335,000	359,332
3.35% 3/9/21	10,000,000	10,157,109
3.7% 3/9/23	1,169,000	1,258,328
Express Scripts Holding Co. 3 month U.S. LIBOR + 0.750% 1.0059% 11/30/20 (b)(c)	12,745,000	12,747,719
Humana, Inc.:
2.9% 12/15/22	160,000	168,108
3.15% 12/1/22	315,000	331,344
3.85% 10/1/24	610,000	674,439
4.5% 4/1/25	1,205,000	1,394,592
		40,849,502
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.133% 3/25/25	385,000	441,763
Pharmaceuticals - 1.1%
AstraZeneca PLC 2.375% 11/16/20	5,000,000	5,021,800
Bayer U.S. Finance II LLC:
3 month U.S. LIBOR + 0.630% 0.9269% 6/25/21 (a)(b)(c)	17,180,000	17,224,591
3.5% 6/25/21 (a)	855,000	873,598
Bristol-Myers Squibb Co.:
2.55% 5/14/21	14,104,000	14,327,892
2.6% 5/16/22	10,635,000	11,054,248
2.75% 2/15/23	605,000	640,146
2.9% 7/26/24	840,000	915,278
3.25% 2/20/23	185,000	197,664
3.55% 8/15/22	600,000	637,299
3.625% 5/15/24	160,000	177,245
EMD Finance LLC 2.95% 3/19/22 (a)	430,000	443,905
Perrigo Finance PLC 3.9% 12/15/24	1,780,000	1,923,898
Royalty Pharma PLC 0.75% 9/2/23 (a)	870,000	869,522
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	265,000	270,328
2.875% 9/23/23	115,000	122,453
Takeda Pharmaceutical Co. Ltd. 4% 11/26/21	1,550,000	1,613,137
Zoetis, Inc. 3 month U.S. LIBOR + 0.440% 0.693% 8/20/21 (b)(c)	10,000,000	10,020,572
		66,333,576

TOTAL HEALTH CARE		152,268,855

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
Northrop Grumman Corp. 2.55% 10/15/22	785,000	821,171
Rolls-Royce PLC 2.375% 10/14/20 (a)	1,725,000	1,724,655
		2,545,826
Air Freight & Logistics - 0.0%
FedEx Corp. 3.8% 5/15/25	570,000	644,283
Airlines - 0.0%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/27	622,274	424,193
Delta Air Lines, Inc. 2.6% 12/4/20	290,000	289,919
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	410,000	287,000
		1,001,112
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25 (a)	1,860,000	1,948,501
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 2.5% 8/15/24	880,000	939,910
Construction & Engineering - 0.0%
Yongda Investment Ltd. 2.25% 6/16/25 (Reg. S)	1,384,000	1,416,164
Electrical Equipment - 0.0%
Shanghai Electric Group Global Investment Ltd. 2.65% 11/21/24	2,220,000	2,303,081
Industrial Conglomerates - 0.3%
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.370% 0.6133% 8/8/22 (b)(c)	9,078,000	9,112,445
1.35% 6/1/25	970,000	998,874
2.3% 8/15/24	740,000	790,533
Roper Technologies, Inc.:
0.45% 8/15/22 (d)	706,000	706,302
1% 9/15/25 (d)	235,000	236,495
2.35% 9/15/24	365,000	386,996
3% 12/15/20	475,000	477,528
3.125% 11/15/22	1,505,000	1,580,414
3.65% 9/15/23	270,000	293,988
		14,583,575
Machinery - 0.4%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.200% 0.4569% 11/12/21 (b)(c)	5,000,000	5,005,197
3 month U.S. LIBOR + 0.220% 0.4965% 1/6/22 (b)(c)	3,019,000	3,023,532
3 month U.S. LIBOR + 0.280% 0.5976% 9/7/21 (b)(c)	6,790,000	6,804,220
3 month U.S. LIBOR + 0.300% 0.6176% 3/8/21 (b)(c)	5,000,000	5,006,465
2.95% 2/26/22	1,040,000	1,081,303
Otis Worldwide Corp.:
3 month U.S. LIBOR + 0.450% 0.7538% 4/5/23 (a)(b)(c)	3,299,000	3,296,872
2.056% 4/5/25 (a)	1,080,000	1,138,717
		25,356,306
Professional Services - 0.1%
Equifax, Inc.:
3 month U.S. LIBOR + 0.870% 1.1501% 8/15/21 (b)(c)	610,000	612,452
2.3% 6/1/21	975,000	987,503
3.6% 8/15/21	570,000	586,628
3.95% 6/15/23	1,090,000	1,179,418
		3,366,001
Road & Rail - 0.1%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	980,000	870,849
3.625% 5/1/22 (a)	1,560,000	1,509,840
3.95% 7/1/24 (a)	265,000	244,813
Eastern Creation II Investment Holdings Ltd. 2.75% 9/26/20	1,380,000	1,381,242
Penske Truck Leasing Co. LP:
3.3% 4/1/21 (a)	1,160,000	1,176,097
3.65% 7/29/21 (a)	385,000	395,046
SMBC Aviation Capital Finance:
3.55% 4/15/24 (a)	325,000	337,985
4.125% 7/15/23 (a)	200,000	211,722
		6,127,594
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.25% 1/15/23	810,000	812,107
2.5% 3/1/21	275,000	276,557
3.5% 1/15/22	5,560,000	5,682,955
GATX Corp. 3.9% 3/30/23	545,000	576,866
		7,348,485
Transportation Infrastructure - 0.0%
HPHT Finance 17 Ltd. 2.75% 9/11/22 (Reg. S)	1,235,000	1,266,554

TOTAL INDUSTRIALS		68,847,392

INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment & Components - 0.1%
Amphenol Corp. 2.05% 3/1/25	910,000	955,574
Avnet, Inc. 3.75% 12/1/21	905,000	935,035
		1,890,609
IT Services - 0.3%
Fiserv, Inc. 2.75% 7/1/24	1,820,000	1,951,140
Global Payments, Inc. 2.65% 2/15/25	800,000	854,857
IBM Corp.:
2.5% 1/27/22	460,000	474,253
2.85% 5/13/22	10,000,000	10,427,382
2.875% 11/9/22	125,000	131,978
PayPal Holdings, Inc. 1.35% 6/1/23	2,224,000	2,275,650
The Western Union Co.:
2.85% 1/10/25	1,280,000	1,351,976
3.6% 3/15/22	840,000	874,529
		18,341,765
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. 2.95% 4/1/25	295,000	322,987
Broadcom Corp./Broadcom Cayman LP 2.2% 1/15/21	225,000	226,096
Microchip Technology, Inc.:
2.67% 9/1/23 (a)	1,110,000	1,148,938
3.922% 6/1/21	2,185,000	2,234,565
Micron Technology, Inc.:
2.497% 4/24/23	2,585,000	2,699,329
4.64% 2/6/24	340,000	378,131
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	690,000	732,019
4.125% 6/1/21 (a)	795,000	815,403
4.625% 6/1/23 (a)	1,175,000	1,290,150
4.875% 3/1/24 (a)	195,000	219,597
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25 (a)	205,000	218,552
Texas Instruments, Inc.:
1.375% 3/12/25	545,000	565,079
1.85% 5/15/22	1,035,000	1,061,476
		11,912,322
Software - 0.0%
Oracle Corp. 2.5% 4/1/25	1,300,000	1,401,376
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.:
0.75% 5/11/23	6,265,000	6,337,594
2.4% 5/3/23	1,025,000	1,081,923
		7,419,517

TOTAL INFORMATION TECHNOLOGY		40,965,589

MATERIALS - 0.3%
Chemicals - 0.2%
CNAC HK Finbridge Co. Ltd.:
4.125% 3/14/21 (Reg. S)	765,000	775,886
4.625% 3/14/23 (Reg. S)	950,000	1,018,163
DuPont de Nemours, Inc. 3.766% 11/15/20	1,105,000	1,112,724
International Flavors & Fragrances, Inc. 3.4% 9/25/20	6,415,000	6,425,606
LyondellBasell Industries NV 6% 11/15/21	1,755,000	1,845,509
Syngenta Finance NV 3.933% 4/23/21 (a)	735,000	744,503
		11,922,391
Construction Materials - 0.0%
Boral Finance Pty Ltd. 3% 11/1/22 (a)	135,000	137,976
Vulcan Materials Co. 3 month U.S. LIBOR + 0.650% 1% 3/1/21 (b)(c)	1,620,000	1,619,824
		1,757,800
Metals & Mining - 0.1%
Anglo American Capital PLC:
3.75% 4/10/22 (a)	400,000	414,490
4.125% 9/27/22 (a)	624,000	657,769
Nucor Corp. 2% 6/1/25	350,000	367,134
POSCO 2.375% 1/17/23 (a)	1,870,000	1,915,655
		3,355,048

TOTAL MATERIALS		17,035,239

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	910,000	954,146
Highwoods/Forsyth LP 3.625% 1/15/23	1,620,000	1,685,560
Simon Property Group LP:
2.625% 6/15/22	1,150,000	1,182,714
3.375% 10/1/24	1,175,000	1,274,677
3.5% 9/1/25	280,000	307,842
Ventas Realty LP 3.1% 1/15/23	180,000	186,921
		5,591,860
Real Estate Management & Development - 0.0%
China Overseas Finance Cayman III Ltd. 5.375% 10/29/23 (Reg. S)	1,800,000	2,015,438
Essex Portfolio LP 3.625% 8/15/22	55,000	57,909
Ventas Realty LP/Ventas Capital Corp. 3.25% 8/15/22	345,000	356,758
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.25% 10/5/20 (a)	235,000	235,174
		2,665,279

TOTAL REAL ESTATE		8,257,139

UTILITIES - 1.5%
Electric Utilities - 0.7%
American Electric Power Co., Inc. 3.65% 12/1/21	180,000	187,351
Duke Energy Corp.:
3 month U.S. LIBOR + 0.500% 0.7648% 5/14/21 (a)(b)(c)	7,000,000	7,020,703
3.55% 9/15/21	330,000	338,155
Edison International 3.125% 11/15/22	650,000	676,801
ENEL Finance International NV:
2.875% 5/25/22 (a)	1,660,000	1,717,263
4.25% 9/14/23 (a)	980,000	1,073,382
FirstEnergy Corp. 2.85% 7/15/22	885,000	909,104
Florida Power & Light Co. 3 month U.S. LIBOR + 0.380% 0.6406% 7/28/23 (b)(c)	5,358,000	5,363,148
Israel Electric Corp. Ltd. 5% 11/12/24 (Reg. S) (a)	1,365,000	1,532,499
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.550% 0.8059% 8/28/21 (b)(c)	1,285,000	1,285,462
2.403% 9/1/21	11,475,000	11,717,602
NRG Energy, Inc. 3.75% 6/15/24 (a)	535,000	573,570
Pacific Gas & Electric Co. 1.75% 6/16/22	2,905,000	2,915,080
PNM Resources, Inc. 3.25% 3/9/21	995,000	1,008,108
Sinosing Services Pte Ltd. 2.25% 2/20/25 (Reg. S)	2,200,000	2,259,328
Southern Co. 2.35% 7/1/21	280,000	284,070
Vistra Operations Co. LLC 3.55% 7/15/24 (a)	3,025,000	3,210,659
		42,072,285
Gas Utilities - 0.0%
CenterPoint Energy Resources Corp. 4.5% 1/15/21	590,000	592,954
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp. 3.3% 7/15/25 (a)	820,000	880,061
Multi-Utilities - 0.8%
CenterPoint Energy, Inc. 3.6% 11/1/21	455,000	471,235
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 0.6969% 6/25/21 (b)(c)	11,500,000	11,532,347
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.400% 0.75% 12/1/20 (a)(b)(c)	10,000,000	10,002,702
2.715% 8/15/21	3,153,000	3,218,015
San Diego Gas & Electric Co. 1.914% 2/1/22	102,860	103,825
Sempra Energy:
3 month U.S. LIBOR + 0.500% 0.775% 1/15/21 (b)(c)	17,575,000	17,581,619
2.85% 11/15/20	1,830,000	1,835,069
2.875% 10/1/22	535,000	555,934
		45,300,746

TOTAL UTILITIES		88,846,046

TOTAL NONCONVERTIBLE BONDS
(Cost $1,543,590,074)		1,561,600,147

U.S. Government and Government Agency Obligations - 2.0%
U.S. Government Agency Obligations - 0.3%
Fannie Mae U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.180% 0.25% 7/8/22 (b)(c)	20,000,000	19,992,519
U.S. Treasury Obligations - 1.7%
U.S. Treasury Notes:
0.125% 4/30/22	$7,520,000	$7,517,944
0.125% 5/15/23	3,315,000	3,312,928
0.125% 7/15/23	5,180,000	5,176,763
0.125% 8/15/23	3,735,000	3,732,082
0.375% 3/31/22	43,475,000	43,631,238
1.75% 6/15/22	810,000	833,224
2.125% 5/15/22	14,690,000	15,184,066
2.25% 4/15/22 (e)	20,770,000	21,476,667

TOTAL U.S. TREASURY OBLIGATIONS		100,864,912

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $119,617,085)		120,857,431

U.S. Government Agency - Mortgage Securities - 0.5%
Fannie Mae - 0.3%
12 month U.S. LIBOR + 1.560% 3.692% 12/1/35 (b)(c)	6,155	6,431
12 month U.S. LIBOR + 1.620% 2.632% 7/1/35 (b)(c)	5,587	5,848
12 month U.S. LIBOR + 1.650% 2.725% 8/1/37 (b)(c)	1,896	1,989
12 month U.S. LIBOR + 1.690% 2.775% 5/1/38 (b)(c)	22,758	23,868
12 month U.S. LIBOR + 1.780% 3.788% 5/1/38 (b)(c)	7,994	8,374
12 month U.S. LIBOR + 1.830% 3.609% 4/1/38 (b)(c)	14,894	15,677
12 month U.S. LIBOR + 1.850% 2.692% 8/1/38 (b)(c)	9,068	9,537
12 month U.S. LIBOR + 1.860% 3.638% 5/1/38 (b)(c)	15,040	15,814
12 month U.S. LIBOR + 2.040% 4.08% 12/1/36 (b)(c)	2,037	2,134
6 month U.S. LIBOR + 1.360% 3.039% 10/1/33 (b)(c)	32,993	34,051
2% 9/1/50	145,000	149,567
3% 9/1/28 to 2/1/35	2,588,322	2,774,798
3.5% 11/1/26 to 7/1/50	1,297,871	1,375,505
4% 1/1/47 to 1/1/50	2,049,205	2,191,748
4.5% 11/1/20 to 1/1/50	5,645,968	6,145,762
5% 12/1/20 to 7/1/45	1,569,233	1,783,785
5.5% 3/1/21 to 5/1/40	2,004,108	2,329,642
6% to 6% 1/1/22 to 2/1/49	1,874,442	2,223,842
6.5% 7/1/32 to 12/1/32	86,952	100,719

TOTAL FANNIE MAE		19,199,091

Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.590% 3.841% 9/1/35 (b)(c)	3,560	3,709
12 month U.S. LIBOR + 1.620% 2.504% 7/1/38 (b)(c)	23,403	24,303
12 month U.S. LIBOR + 1.620% 2.938% 6/1/38 (b)(c)	23,595	24,743
12 month U.S. LIBOR + 1.720% 2.721% 7/1/35 (b)(c)	9,342	9,756
12 month U.S. LIBOR + 1.720% 3.268% 5/1/38 (b)(c)	9,002	9,464
12 month U.S. LIBOR + 1.730% 2.933% 10/1/36 (b)(c)	23,670	24,883
12 month U.S. LIBOR + 1.730% 3.733% 2/1/37 (b)(c)	4,072	4,295
12 month U.S. LIBOR + 1.740% 3.745% 2/1/37 (b)(c)	6,078	6,415
12 month U.S. LIBOR + 1.770% 3.377% 5/1/37 (b)(c)	5,743	6,064
12 month U.S. LIBOR + 2.020% 4.049% 11/1/36 (b)(c)	2,974	3,114
12 month U.S. LIBOR + 2.050% 4.12% 12/1/36 (b)(c)	6,163	6,462
12 month U.S. LIBOR + 2.080% 4.082% 2/1/38 (b)(c)	17,885	18,841
12 month U.S. LIBOR + 2.190% 4.191% 2/1/37 (b)(c)	6,583	6,931
U.S. TREASURY 1 YEAR INDEX + 2.340% 4.097% 11/1/34 (b)(c)	14,065	14,683
3% 11/1/34	432,418	467,308
4% 12/1/49	307,078	333,463
4.5% 5/1/50	446,455	485,376
5% 10/1/22 to 12/1/41	668,081	753,033
5.5% 11/1/21 to 10/1/38	19,001	20,144
6% 7/1/21 to 1/1/38	120,418	141,473
7% 3/1/39	171,880	203,514
7.5% 6/1/38	173,871	203,126

TOTAL FREDDIE MAC		2,771,100

Ginnie Mae - 0.1%
6% 7/15/36	213,337	248,785
4% 3/20/48 to 4/20/50	1,052,362	1,148,313
4.5% 9/20/40 to 3/20/50	1,572,956	1,699,118
5% 12/20/34 to 5/20/48	2,016,520	2,240,448
5.5% 9/15/45 to 2/20/49	1,945,662	2,178,221

TOTAL GINNIE MAE		7,514,885

Palmer Square Clo 2020-2 Ltd. / - 0.0%
3 month U.S. LIBOR + 1.700% 0% 7/15/31 (a)(b)(c)	860,000	860,000
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $29,404,463)		30,345,076

Asset-Backed Securities - 7.5%
Allegro CLO Ltd. Series 2015-1A Class AR, 3 month U.S. LIBOR + 0.840% 1.0845% 7/25/27 (a)(b)(c)	$488,293	$484,778
Ally Auto Receivables Trust:
Series 2017-2:
Class C, 2.46% 9/15/22	745,000	746,810
Class D, 2.93% 11/15/23	200,000	200,501
Series 2019-1 Class A2, 2.85% 3/15/22	734,315	735,396
Series 2019-3 Class A4, 1.96% 12/16/24	600,000	622,147
Series 2019-4 Class A2, 1.93% 10/17/22	2,362,190	2,373,999
Ally Master Owner Trust:
Series 2018-1 Class A1:
1 month U.S. LIBOR + 0.280% 0.4419% 1/17/23 (b)(c)	8,383,000	8,377,390
2.7% 1/17/23	1,905,000	1,923,294
Series 2018-2 Class A, 3.29% 5/15/23	2,060,000	2,103,788
American Credit Acceptance Receivables Trust Series 2019-3 Class A, 2.44% 12/12/22 (a)	641,441	643,228
American Express Credit Account Master Trust Series 2019-3 Class B, 2.2% 4/15/25	740,000	764,029
AmeriCredit Automobile Receivables Trust:
Series 2016-3 Class D, 2.71% 9/8/22	810,000	819,184
Series 2016-4 Class D, 2.74% 12/8/22	2,320,000	2,355,592
Series 2017-1:
Class C, 2.71% 8/18/22	240,000	242,138
Class D, 3.13% 1/18/23	1,330,000	1,362,829
Series 2017-3:
Class B, 2.24% 6/19/23	351,977	353,328
Class C, 2.69% 6/19/23	420,000	427,448
Class D, 3.18% 7/18/23	1,355,000	1,395,312
Series 2018-1 Class D, 3.82% 3/18/24	1,645,000	1,710,124
Series 2019-3 Class B, 2.13% 7/18/25	985,000	1,010,714
Series 2020-1:
Class C, 1.59% 10/20/25	705,000	712,130
Class D, 1.8% 12/18/25	690,000	677,288
Applebee's/IHOP Funding LLC Series 2019-1A Class A2I, 4.194% 6/7/49 (a)	1,360,000	1,175,965
ARI Fleet Lease Trust:
Series 2018-A Class A2, 2.55% 10/15/26 (a)	142,237	142,773
Series 2020-A Class B, 2.06% 11/15/28 (a)	770,000	778,283
Ascentium Equipment Receivables LLC Series 2017-1A Class A3, 2.29% 6/10/21 (a)	55,470	55,633
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2015-2A Class A, 2.63% 12/20/21 (a)	593,333	594,885
Series 2016-1A Class A, 2.99% 6/20/22 (a)	610,000	614,990
Series 2017-1A Class B, 3.41% 9/20/23 (a)	540,000	552,216
Series 2017-2A Class A, 2.97% 3/20/24 (a)	905,000	926,816
Series 2018-2A Class C, 4.95% 3/20/25 (a)	430,000	447,946
Series 2019-1A Class B, 3.7% 3/20/23 (a)	245,000	249,967
Series 2019-2A Class A, 3.35% 9/22/25 (a)	650,000	683,479
Series 2020-1A Class A, 2.33% 8/20/26 (a)	540,000	551,898
Babson CLO Ltd. Series 2013-IA Class AR, 3 month U.S. LIBOR + 0.800% 1.0718% 1/20/28 (a)(b)(c)	1,428,578	1,413,795
Bank of The West Auto Trust Series 2019-1 Class A2, 2.4% 10/17/22 (a)	584,175	587,605
Bayview Opportunity Master Fund Trust:
Series 2017-RT3 Class A, 3.5% 1/28/58 (a)(b)	975,933	984,114
Series 2017-SPL4 Class A, 3.5% 1/28/55 (a)	302,050	306,946
Bayview Opportunity Master Funding Trust Series 2017-SPL5 Class A, 3.5% 6/28/57 (a)	850,867	876,466
BlueMountain CLO Ltd. Series 2015-2A Class A1R, 3 month U.S. LIBOR + 0.930% 1.2018% 7/18/27 (a)(b)(c)	1,576,324	1,561,098
BMW Floorplan Master Owner Trust Series 2018-1 Class A2, 1 month U.S. LIBOR + 0.320% 0.4819% 5/15/23 (a)(b)(c)	6,174,000	6,180,081
BMW Vehicle Owner Trust Series 2020-A Class A2, 0.39% 2/27/23	5,908,000	5,911,737
BRE Grand Islander Timeshare Issuer Series 2019-A Class A, 3.28% 9/26/33 (a)	283,213	287,579
Canadian Pacer Auto Receivables Trust Series 2019-1A Class A2, 2.78% 3/21/22 (a)	1,299,820	1,305,796
Capital Auto Receivables Asset Trust:
Series 2017-1:
Class B, 2.43% 5/20/22 (a)	145,000	146,433
Class C, 2.7% 9/20/22 (a)	235,000	238,839
Series 2018-1 Class B, 3.09% 8/22/22 (a)	760,000	775,522
Series 2018-2:
Class B, 3.48% 10/20/23 (a)	370,000	375,524
Class C, 3.69% 12/20/23 (a)	460,000	470,077
Carlyle Global Market Strategies Series 2015-3A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2468% 7/28/28 (a)(b)(c)	1,615,000	1,606,521
CarMax Auto Owner Trust:
Series 2017-4 Class C, 2.7% 10/16/23	205,000	209,145
Series 2018-4 Class A2B, 1 month U.S. LIBOR + 0.200% 0.3619% 2/15/22 (b)(c)	414,237	414,259
Series 2019-1 Class A2A, 3.02% 7/15/22	880,061	882,932
Series 2019-2 Class B, 3.01% 12/16/24	1,935,000	2,042,552
Series 2019-4 Class A2A, 2.01% 3/15/23	1,033,562	1,042,138
Series 2020-1 Class A2, 1.87% 4/17/23	3,490,190	3,521,038
Series 2020-3 Class A2A, 0.49% 6/15/23	8,502,000	8,502,513
Carvana Auto Receivables Trust Series 2019-4A Class A2, 2.2% 7/15/22 (a)	292,446	293,901
Chesapeake Funding II LLC:
Series 2017-2A Class A2, 1 month U.S. LIBOR + 0.450% 0.6119% 5/15/29 (a)(b)(c)	1,263,033	1,262,926
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.310% 0.4719% 11/15/29 (a)(b)(c)	961,170	960,739
Series 2018-3A Class A2, 1 month U.S. LIBOR + 0.480% 0.6419% 1/15/31 (a)(b)(c)	1,687,511	1,668,614
Series 2019-1A Class A1, 2.94% 4/15/31 (a)	2,475,512	2,531,378
Series 2020-1A Class A1, 0.87% 8/16/32 (a)	3,830,000	3,840,624
CIFC Funding Ltd./CIFC Funding LLC Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.700% 1.9423% 7/15/32 (a)(b)(c)	1,480,000	1,482,031
CNH Equipment Trust:
Series 2018-A Class B, 3.47% 10/15/25	380,000	391,917
Series 2019-A Class A2, 2.96% 5/16/22	1,047,698	1,050,924
Series 2019-B Class A2, 2.55% 9/15/22	1,954,172	1,964,783
Series 2019-C Class A2, 1.99% 3/15/23	1,005,881	1,013,261
Series 2020-A Class A4, 1.51% 4/15/27	590,000	607,353
Cole Park CLO Ltd. Series 2015-1A Class AR, 3 month U.S. LIBOR + 1.050% 1.3218% 10/20/28 (a)(b)(c)	1,610,000	1,597,107
Daimler Trucks Retail Trust:
Series 2018-1 Class A4, 3.03% 11/15/24 (a)	420,000	422,252
Series 2020-1 Class A4, 1.37% 6/15/27	1,820,000	1,824,699
Dell Equipment Finance Trust:
Series 2019-1 Class A2, 2.78% 8/23/21 (a)	1,475,435	1,482,598
Series 2019-2:
Class A2, 1.95% 12/22/21 (a)	3,823,242	3,847,402
Class A3, 1.91% 10/22/24 (a)	1,714,000	1,737,578
DLL Securitization Trust:
Series 2019-MA2 Class A2, 2.27% 5/20/22 (a)	1,732,865	1,741,149
Series 2019-MT3:
Class A2, 2.13% 1/20/22 (a)	3,598,867	3,620,297
Class A3, 2.08% 2/21/23 (a)	1,639,000	1,670,827
Drive Auto Receivables Trust Series 2019-4 Class A2A, 2.32% 6/15/22	578,183	579,280
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-86A Class A, 3 month U.S. LIBOR + 1.650% 1.8838% 7/17/30 (a)(b)(c)	1,220,000	1,226,100
DT Auto Owner Trust:
Series 2019-3A Class A, 2.55% 8/15/22 (a)	1,015,241	1,019,305
Series 2019-4A Class A, 2.17% 5/15/23 (a)	1,936,650	1,950,421
Elara HGV Timeshare Issuer LLC:
Series 2014-A Class A, 2.53% 2/25/27 (a)	40,125	40,195
Series 2017-A Class A, 2.69% 3/25/30 (a)	170,021	172,055
Ellington Financial Mortgage Trust Series 2019-2 Class A1, 2.739% 11/25/59 (a)	564,231	569,191
Enterprise Fleet Financing LLC:
Series 2017-3 Class A2, 2.13% 5/22/23 (a)	53,221	53,288
Series 2018-1 Class A2, 2.87% 10/20/23 (a)	140,228	141,020
Series 2018-2 Class A2, 3.14% 2/20/24 (a)	353,999	357,942
Series 2019-1 Class A2, 2.98% 10/20/24 (a)	2,264,405	2,306,883
Series 2019-3 Class A2, 2.06% 5/20/25 (a)	840,764	852,584
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	7,440,000	7,558,719
Fifth Third Auto Trust Series 2019-1 Class A2A, 2.66% 5/16/22	1,305,345	1,310,327
Ford Credit Auto Lease Trust:
Series 2019-B Class A2A, 2.28% 2/15/22	1,884,506	1,893,061
Series 2020-A Class A2, 1.8% 7/15/22	7,000,000	7,055,025
Series 2020-B Class A3, 0.62% 8/15/23	4,531,000	4,549,399
Ford Credit Floorplan Master Owner Trust Series 2017-2:
Class A2, 1 month U.S. LIBOR + 0.350% 0.5119% 9/15/22 (b)(c)	10,000,000	10,001,363
Class B, 2.34% 9/15/22	1,345,000	1,345,647
GM Financial Automobile Leasing Trust:
Series 2018-2 Class C, 3.5% 4/20/22	470,000	472,917
Series 2019-1 Class C, 3.56% 12/20/22	835,000	851,784
Series 2020-1 Class A2A, 1.67% 4/20/22	11,633,000	11,703,838
Series 2020-2 Class C, 2.56% 7/22/24	445,000	460,632
3.11% 12/20/21	435,000	435,653
GM Financial Consumer Automobile Receivables Trust:
Series 2020-1 Class A2, 1.83% 1/17/23	3,425,437	3,448,963
Series 2020-2 Class A3, 1.49% 12/16/24	335,000	342,667
Series 2020-3 Class A2, 0.35% 7/17/23	5,000,000	5,001,588
GM Financial Securitized Auto Receivables Trust Series 2017-3A Class C, 2.52% 3/16/23 (a)	245,000	247,747
GMF Floorplan Owner Revolving Trust Series 2019-1 Class A, 2.7% 4/15/24 (a)	710,000	735,901
Golub Capital Partners CLO 39B LLC Series 2018-39A Class A1, 3 month U.S. LIBOR + 1.150% 1.4218% 10/20/28 (a)(b)(c)	930,000	923,811
GreatAmerica Leasing Receivables Funding LLC 2.6% 6/15/21 (a)	91,966	92,225
Halcyon Loan Advisors Funding LLC Series 2017-3A Class B1R, 3 month U.S. LIBOR + 1.700% 1.9578% 10/22/25 (a)(b)(c)	745,000	738,951
Hardee's Funding LLC / Carl's Jr. Funding LLC Series 2018-1A Class AI, 4.25% 6/20/48 (a)	926,636	930,389
Hilton Grand Vacations Trust:
Series 2017-AA:
Class A, 2.66% 12/26/28 (a)	86,877	88,468
Class B, 2.96% 12/26/28 (a)(b)	59,622	58,962
Series 2020-AA Class A, 2.74% 2/25/39 (a)	611,613	632,321
HPEFS Equipment Trust:
Series 2020-1A Class A2, 1.73% 2/20/30 (a)	4,012,000	4,045,407
Series 2020-2A Class A2, 0.65% 7/22/30 (a)	5,990,000	5,993,604
Hyundai Auto Lease Securitization Trust:
Series 2019-A Class A2, 2.92% 7/15/21 (a)	1,420,751	1,423,623
Series 2020-A:
Class A2, 1.9% 5/16/22 (a)	5,392,497	5,435,644
Class A3, 1.95% 7/17/23 (a)	2,698,000	2,753,794
Hyundai Auto Receivables Trust:
Series 2017-A Class B, 2.38% 4/17/23	340,000	343,774
Series 2019-A Class B, 2.94% 5/15/25	635,000	664,433
Series 2020-A Class A3, 1.41% 11/15/24	735,000	750,101
John Deere Owner Trust:
Series 2019-A Class A2, 2.85% 12/15/21	897,550	900,182
Series 2019-B Class A2, 2.28% 5/16/22	2,035,774	2,046,188
Series 2020-A Class A2, 1.01% 1/17/23	2,740,000	2,752,507
Series 2020-B Class A2, 0.41% 3/15/23	9,670,000	9,672,619
KKR Finanical CLO Ltd. Series 13 Class A1R, 3 month U.S. LIBOR + 0.800% 1.0709% 1/16/28 (a)(b)(c)	1,511,759	1,493,874
Kubota Credit Owner Trust:
Series 2019-1A Class A3, 2.46% 10/16/23 (a)	2,870,000	2,935,410
Series 2020-1A Class A3, 1.96% 3/15/24 (a)	380,000	387,122
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	1,768,000	1,791,430
Madison Park Funding Ltd. Series 2015-18A Class A1R, 3 month U.S. LIBOR + 1.190% 1.4614% 10/21/30 (a)(b)(c)	1,165,000	1,157,899
Magnetite CLO Ltd. Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 1.0718% 1/18/28 (a)(b)(c)	2,024,634	2,001,533
Mercedes-Benz Auto Lease Trust:
Series 2019-A Class A3, 3.1% 11/15/21	2,095,464	2,112,815
Series 2019-B Class A3, 2% 10/17/22	8,016,000	8,129,313
Series 2020-A Class A2, 1.82% 3/15/22	6,214,780	6,246,614
Mercedes-Benz Auto Receivables Trust Series 2020-1 Class A2, 0.46% 3/15/23	5,892,000	5,897,538
MMAF Equipment Finance LLC:
Series 2017-AA Class A3, 2.04% 2/16/22 (a)	33,681	33,733
Series 2019-B Class A2, 2.07% 10/12/22 (a)	2,403,143	2,426,119
MVW Owner Trust:
Series 2014-1A Class A, 2.25% 9/22/31 (a)	81,690	81,887
Series 2015-1A Class A, 2.52% 12/20/32 (a)	198,616	199,539
Series 2017-1A:
Class A, 2.42% 12/20/34 (a)	587,641	599,443
Class B, 2.75% 12/20/34 (a)	34,567	34,988
Class C, 2.99% 12/20/34 (a)	82,961	83,111
Navient Private Education Loan Trust:
Series 2020-A Class A2A, 2.46% 11/15/68 (a)	840,000	872,031
Series 2020-CA Class A2A, 2.15% 11/15/68 (a)	2,610,000	2,650,689
Navient Private Education Refi Loan Trust:
Series 2019-A Class A2A, 3.42% 1/15/43 (a)	3,110,000	3,195,596
Series 2019-GA Class A, 2.4% 10/15/68 (a)	1,824,094	1,867,308
Series 2020-DA Class A, 1.69% 5/15/69 (a)	1,225,699	1,239,293
Navient Student Loan Trust:
Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 0.7751% 7/26/66 (a)(b)(c)	5,678,354	5,662,674
Series 2017-A Class A2A, 2.88% 12/16/58 (a)	1,588,345	1,612,050
Series 2018-4A Class A1, 1 month U.S. LIBOR + 0.250% 0.4251% 6/27/67 (a)(b)(c)	507,577	507,278
Series 2019-2A Class A1, 1 month U.S. LIBOR + 0.270% 0.4451% 2/27/68 (a)(b)(c)	306,999	306,615
Series 2019-CA Class A1, 2.82% 2/15/68 (a)	420,976	423,220
Series 2019-EA:
Class A1, 2.39% 5/15/68 (a)	736,542	742,313
Class A2A, 2.64% 5/15/68 (a)	1,560,000	1,629,808
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 0.8051% 9/25/23 (a)(b)(c)	4,181,000	4,180,303
Nelnet Student Loan Trust:
Series 2005-4 Class A4, 3 month U.S. LIBOR + 0.180% 0.4864% 3/22/32 (b)(c)	713,287	668,619
Series 2020-1A Class A, 1 month U.S. LIBOR + 0.740% 0.9151% 3/26/68 (a)(b)(c)	383,368	378,708
Neuberger Berman CLO Ltd. Series 2017-16SA Class A, 3 month U.S. LIBOR + 0.850% 1.125% 1/15/28 (a)(b)(c)	843,698	835,234
Neuberger Berman CLO XIX Ltd. Series 2015-19A Class A1R2, 3 month U.S. LIBOR + 0.800% 1.075% 7/15/27 (a)(b)(c)	1,522,345	1,504,598
New Residential Mortgage Loan Trust Series 2019-NQM3:
Class A1, 2.8018% 7/25/49 (a)	955,270	969,481
Class A3, 3.0864% 7/25/49 (a)	379,845	385,259
Nissan Auto Receivables Trust Series 2020-A Class A3, 1.38% 12/16/24	425,000	433,724
Nissan Master Owner Trust Receivables:
Series 2017-C Class A, 1 month U.S. LIBOR + 0.320% 0.4819% 10/17/22 (b)(c)	5,000,000	5,000,677
Series 2019-A Class A, 1 month U.S. LIBOR + 0.560% 0.7219% 2/15/24 (b)(c)	1,350,000	1,354,288
Series 2019-B Class A, 1 month U.S. LIBOR + 0.430% 0.5919% 11/15/23 (b)(c)	1,835,000	1,833,807
OCP CLO Ltd.:
Series 2014-7A Class A1RR, 3 month U.S. LIBOR + 1.120% 1.3918% 7/20/29 (a)(b)(c)	2,530,000	2,505,973
Series 2015-10A Class A1R, 3 month U.S. LIBOR + 0.820% 1.0645% 10/26/27 (a)(b)(c)	938,628	930,582
OZLM Ltd. Series 2014-8A Class RR, 3 month U.S. LIBOR + 1.170% 1.4429% 10/17/29 (a)(b)(c)	1,007,373	999,799
Santander Drive Auto Receivables Trust:
Series 2018-1 Class C, 2.96% 3/15/24	167,798	169,061
Series 2018-2 Class C, 3.35% 7/17/23	360,900	365,248
Series 2018-4 Class B, 3.27% 1/17/23	110,034	110,197
Series 2019-1:
Class B, 3.21% 9/15/23	375,000	378,082
Class C, 3.42% 4/15/25	2,620,000	2,690,911
Series 2019-2 Class B, 2.79% 1/16/24	535,000	544,180
Santander Retail Auto Lease Trust:
Series 2019-A:
Class A2, 2.72% 1/20/22 (a)	1,714,525	1,726,899
Class B, 3.01% 5/22/23 (a)	700,000	711,595
Series 2019-B:
Class A2A, 2.29% 4/20/22 (a)	3,592,556	3,625,875
Class C, 2.77% 8/21/23 (a)	690,000	707,630
Series 2019-C:
Class A2A, 1.89% 9/20/22 (a)	4,168,048	4,209,227
Class A3, 1.86% 2/21/23 (a)	2,610,000	2,660,702
Class B, 2.17% 11/20/23 (a)	495,000	500,912
Class C, 2.39% 11/20/23 (a)	830,000	836,905
Class D, 2.88% 6/20/24 (a)	870,000	874,875
Series 2020-A:
Class A2, 1.69% 1/20/23 (a)	10,201,071	10,305,652
Class D, 2.52% 11/20/24 (a)	720,000	732,136
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	990,000	1,034,549
1.884% 7/15/50 (a)	365,000	371,135
3.168% 4/9/47 (a)	1,255,000	1,270,834
SG Residential Mortgage Trust Series 2019-3 Class A2, 2.877% 9/25/59 (a)	824,192	823,135
Sierra Receivables Funding Co. LLC:
Series 2016-2A Class A, 2.33% 7/20/33 (a)	64,669	65,054
Series 2019-1A Class A, 3.2% 1/20/36 (a)	279,303	289,073
Series 2019-2A Class A, 2.59% 5/20/36 (a)	1,763,975	1,813,196
Sierra Timeshare Receivables Funding Co. LLC:
Series 2015-3A Class A, 2.58% 9/20/32 (a)	95,172	95,222
Series 2017-1A Class A, 2.91% 3/20/34 (a)	62,764	63,471
Sierra Timeshare Receivables Funding LLC:
Series 2019-3A Class A, 2.34% 8/20/36 (a)	432,508	442,575
Series 2020-2A Class C, 3.51% 7/20/37 (a)	610,000	609,924
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 0.7834% 12/15/27 (a)(b)(c)	2,542,082	2,526,990
Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 0.8634% 12/15/25 (a)(b)(c)	1,402,829	1,393,947
Series 2007-7 Class A4, 3 month U.S. LIBOR + 0.330% 0.5745% 1/25/22 (b)(c)	584,179	554,460
Series 2008-1 Class A4, 3 month U.S. LIBOR + 0.650% 0.8945% 1/25/22 (b)(c)	1,360,092	1,284,040
Series 2008-5 Class A4, 3 month U.S. LIBOR + 1.700% 1.9445% 7/25/23 (b)(c)	171,735	169,247
Series 2008-9 Class A, 3 month U.S. LIBOR + 1.500% 1.7445% 4/25/23 (b)(c)	124,606	122,066
Series 2010-1 Class A, 1 month U.S. LIBOR + 0.400% 0.5751% 3/25/25 (b)(c)	827,411	787,504
SMB Private Education Loan Trust:
Series 2014-A Class A3, 1 month U.S. LIBOR + 1.500% 1.6619% 4/15/32 (a)(b)(c)	1,400,000	1,401,773
Series 2015-A Class A2B, 1 month U.S. LIBOR + 1.000% 1.1619% 6/15/27 (a)(b)(c)	180,683	180,973
Series 2016-C Class A2B, 1 month U.S. LIBOR + 1.100% 1.2619% 9/15/34 (a)(b)(c)	936,232	935,312
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.720% 0.8819% 1/15/37 (a)(b)(c)	1,675,296	1,658,048
Series 2020-BA Class A1A, 1.29% 7/15/53 (a)	580,000	579,308
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	2,141,027	2,165,182
Synchrony Card Issuance Trust:
Series 2018-A1 Class A, 3.38% 9/15/24	1,730,000	1,780,646
Series 2019-A2 Class A, 2.34% 6/15/25	1,890,000	1,946,341
Synchrony Credit Card Master Note Trust:
Series 2015-4 Class B, 2.62% 9/15/23	435,000	435,092
Series 2018-1 Class C, 3.36% 3/15/24	955,000	960,633
Tesla Series 2020-A:
Class A2, 0.55% 5/22/23 (a)	2,221,000	2,223,865
Class A3, 0.68% 12/20/23 (a)	2,527,000	2,527,590
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (a)	6,124,353	6,195,466
Towd Point Mortgage Trust:
Series 2017-1 Class A1, 2.75% 10/25/56 (a)(b)	517,244	531,817
Series 2017-4 Class A1, 2.75% 6/25/57 (a)	265,573	276,906
Series 2017-6 Class A1, 2.75% 10/25/57 (a)	1,466,015	1,522,903
Series 2018-1 Class A1, 3% 1/25/58 (a)	295,923	308,293
Series 2018-2 Class A1, 3.25% 3/25/58 (a)	1,452,706	1,536,995
Series 2018-5 Class A1A, 3.25% 7/25/58 (a)(b)	1,371,777	1,443,655
Series 2019-1 Class A1, 3.75% 3/25/58 (a)	970,291	1,050,296
Toyota Auto Receivables Owner Trust:
Series 2018-C Class A2B, 1 month U.S. LIBOR + 0.120% 0.2819% 8/16/21 (b)(c)	112,812	112,816
Series 2020-C Class A3, 0.44% 10/15/24	9,912,000	9,920,570
Verizon Owner Trust:
Series 2017-3A:
Class A1A, 2.06% 4/20/22 (a)	673,955	675,529
Class C, 2.53% 4/20/22 (a)	700,000	705,306
Series 2018-1A:
Class A1B, 1 month U.S. LIBOR + 0.260% 0.418% 9/20/22 (a)(b)(c)	3,270,553	3,271,621
Class C, 3.2% 9/20/22 (a)	970,000	982,650
Series 2018-A:
Class A1A, 3.23% 4/20/23	5,132,000	5,226,055
Class A1B, 1 month U.S. LIBOR + 0.240% 0.398% 4/20/23 (b)(c)	4,000,000	4,002,349
Series 2019-B Class A1A, 2.33% 12/20/23	955,000	979,692
Series 2020-A Class A1A, 1.85% 7/22/24	4,951,000	5,085,820
Volkswagen Auto Lease Trust Series 2019-A Class A2A, 2% 3/21/22	6,868,606	6,919,192
Volkswagen Auto Loan Enhanced Trust Series 2020-1 Class A4, 1.26% 8/20/26	545,000	558,326
Volvo Financial Equipment LLC:
Series 2019-1A Class A2, 2.9% 11/15/21 (a)	1,043,074	1,047,059
Series 2019-2A Class A3, 2.04% 11/15/23 (a)	2,435,000	2,489,652
Volvo Financial Equipment Master Owner Trust:
Series 2017-A Class A, 1 month U.S. LIBOR + 0.500% 0.6619% 11/15/22 (a)(b)(c)	7,547,000	7,551,128
Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 0.6819% 7/17/23 (a)(b)(c)	5,080,000	5,064,114
World Omni Auto Receivables Trust:
Series 2018-D Class A2B, 1 month U.S. LIBOR + 0.140% 0.3019% 4/15/22 (b)(c)	309,524	309,521
Series 2019-C Class C, 2.4% 6/15/26	895,000	921,916
Series 2020-A:
Class A2A, 1.02% 6/15/23	4,162,000	4,180,569
Class C, 1.64% 8/17/26	480,000	484,422
Series 2020-C Class A2, 0.35% 12/15/23	5,000,000	5,000,042
World Omni Automobile Lease Securitization Trust:
Series 2018-A Class B, 3.06% 5/15/23	280,000	280,842
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.180% 0.3419% 6/15/21 (b)(c)	72,799	72,791
Series 2019-A Class A3, 2.94% 5/16/22	2,284,000	2,326,084
Series 2020-A Class A2, 1.71% 11/15/22	10,565,000	10,668,340
World Omni Select Auto Trust Series 2019-A Class A2A, 2.06% 8/15/23	3,282,024	3,305,093
TOTAL ASSET-BACKED SECURITIES
(Cost $450,474,964)		453,373,263

Collateralized Mortgage Obligations - 1.3%
Private Sponsor - 1.1%
Angel Oak Mortgage Trust:
sequential payer:
Series 2019-2 Class A1, 3.628% 3/25/49 (a)	579,832	591,910
Series 2019-4 Class A3, 3.301% 7/26/49 (a)	829,808	838,187
Series 2019-2 Class M1, 4.065% 3/25/49 (a)	545,000	550,239
Angel Oak Mortgage Trust LLC sequential payer Series 2020-3 Class A1, 1.691% 4/25/65 (a)	870,199	869,176
COLT Funding LLC sequential payer:
Series 2018-2:
Class A1, 3.47% 7/27/48 (a)	373,449	378,755
Class A2, 3.542% 7/27/48 (a)	181,066	182,572
Series 2018-3 Class A2, 3.763% 10/26/48 (a)	149,412	150,495
Series 2018-4 Class A1, 4.006% 12/28/48 (a)	397,951	409,492
Series 2019-2 Class A1, 3.337% 5/25/49 (a)	331,722	338,292
Series 2019-3 Class A1, 2.764% 8/25/49 (a)	1,215,106	1,230,945
COLT Mortgage Loan Trust sequential payer Series 2020-3 Class A1, 1.506% 4/27/65 (a)	525,848	522,528
Deephaven Residential Mortgage Trust:
sequential payer Series 2020-2 Class A1, 1.692% 5/25/65 (a)	1,112,633	1,113,224
Series 2017-1A Class A3, 3.485% 12/26/46 (a)(b)	39,223	39,510
Series 2017-3A:
Class A1, 2.577% 10/25/47 (a)(b)	179,049	180,416
Class A2, 2.711% 10/25/47 (a)(b)	14,921	14,961
Class A3, 2.813% 10/25/47 (a)(b)	14,210	14,163
Series 2018-1A Class A1, 2.976% 12/25/57 (a)(b)	196,492	198,282
Series 2018-2A Class A1, 3.479% 4/25/58 (a)	413,628	420,200
Series 2018-3A Class A3, 3.963% 8/25/58 (a)	41,324	41,812
Series 2019-1A Class A1, 3.743% 1/25/59 (a)	558,988	568,520
Series 2019-2A:
Class A3, 3.763% 4/25/59 (a)	388,886	392,746
Class M1, 3.921% 4/25/59 (a)	380,000	384,531
Ellington Financial Mortgage Trust Series 2020-1 Class A1, 2.006% 5/25/65 (a)	375,014	376,979
Flagstar Mortgage Trust floater sequential payer Series 2020-1INV Class A11, 1 month U.S. LIBOR + 0.850% 1.0251% 3/25/50 (a)(b)(c)	695,075	693,470
Freddie Mac STACR REMIC Trust floater:
Series 2020-DNA2 Class M1, 1 month U.S. LIBOR + 0.750% 0.9251% 2/25/50 (a)(b)(c)	312,777	312,003
Series 2020-HQA1 Class M1, 1 month U.S. LIBOR + 0.750% 0.9251% 1/25/50 (a)(b)(c)	190,940	190,718
Series 2020-HQA2 Class M1, 1 month U.S. LIBOR + 1.100% 1.2751% 3/25/50 (a)(b)(c)	516,157	515,936
Series 2020-HQA3 Class M1, 1 month U.S. LIBOR + 1.550% 1.7251% 7/25/50 (a)(b)(c)	470,000	468,820
Freddie Mac STACR Trust floater:
Series 2018-DNA2:
Class M1, 1 month U.S. LIBOR + 0.800% 0.9751% 12/25/30 (a)(b)(c)	232,179	231,903
Class M2A/S, 1 month U.S. LIBOR + 0.950% 1.1251% 12/25/30 (a)(b)(c)	450,000	445,488
Series 2018-HRP2 Class M2, 1 month U.S. LIBOR + 1.250% 1.4251% 2/25/47 (a)(b)(c)	466,141	455,634
Series 2019-HRP1 Class M2, 1 month U.S. LIBOR + 1.400% 1.5751% 2/25/49 (a)(b)(c)	628,406	601,436
Series 2020-DNA3 Class M1, 1 month U.S. LIBOR + 1.500% 1.6751% 6/25/50 (a)(b)(c)	540,000	541,372
FWD Securitization Trust sequential payer Series 2020-INV1 Class A1, 2.24% 1/25/50 (a)	1,577,849	1,605,269
Galton Funding Mortgage Trust:
sequential payer:
Series 2019-H1 Class M1, 3.339% 10/25/59 (a)	600,000	584,107
Series 2020-H1 Class M1, 2.832% 1/25/60 (a)	625,000	580,043
Series 2020-H1 Class A1, 2.31% 1/25/60 (a)	628,146	637,456
GMRF Mortgage Acquisition Co., LLC:
Series 2018-1 Class A33, 3.5% 11/25/57 (a)	373,813	382,013
Series 2019-1 Class A32, 4% 2/25/59 (a)	305,678	307,460
Series 2019-2 Class A42, 3.5% 6/25/59 (a)	651,315	647,309
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.7% 8/25/60 (a)(b)(c)	1,161,974	1,160,080
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 2.4517% 7/25/44 (a)(b)	39,208	39,138
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 0.695% 10/15/54 (a)(b)(c)	1,165,546	1,166,092
Homeward Opportunities Fund I Trust sequential payer:
Series 2019-1:
Class A1, 3.454% 1/25/59 (a)	822,160	851,562
Class A3, 3.606% 1/25/59 (a)	554,975	561,059
Series 2019-3 Class A1, 2.675% 11/25/59 (a)	888,137	904,509
Homeward Opportunities Fund Trust sequential payer:
Series 2018-1:
Class A1, 3.766% 6/25/48 (a)	438,666	457,480
Class A2, 3.897% 6/25/48 (a)	365,337	377,837
Series 2020-2 Class A1, 1.657% 5/25/65 (a)(b)	738,214	737,114
J.P. Morgan Mortgage Trust:
sequential payer Series 2020-LTV1 Class A4, 3.5% 6/25/50 (a)	1,494,066	1,517,761
Series 2020-INV1 Class A15, 3.5% 8/25/50 (a)	673,906	692,841
Lanark Master Issuer PLC floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 1.128% 12/22/69 (a)(b)(c)	1,045,100	1,047,709
Metlife Securitization Trust Series 2017-1A Class A, 3% 4/25/55 (a)	378,470	392,201
Mill City Mortgage Loan Trust:
Series 2016-1 Class A1, 2.5% 4/25/57 (a)	77,931	78,576
Series 2017-2 Class A1, 2.75% 7/25/59 (a)	434,288	445,480
New Residential Mortgage Loan Trust:
sequential payer:
Series 2018-NQM1 Class A3, 4.138% 11/25/48 (a)	527,229	539,770
Series 2019-NQM5 Class A1, 2.7099% 11/25/59 (a)	1,128,282	1,151,757
Series 2020-NQM1 Class A1, 2.4641% 1/26/60 (a)	684,406	695,930
Series 2020-NQM2 Class A1, 1.6502% 5/24/60 (a)	1,512,293	1,512,078
Series 2018-NQM1 Class A1, 3.986% 11/25/48 (a)	822,604	864,241
OBX Trust:
floater:
Series 2019-EXP3 Class 2A1, 1 month U.S. LIBOR + 0.900% 1.0751% 10/25/59 (a)(b)(c)	1,172,307	1,172,665
Series 2020-EXP1 Class 2A2, 1 month U.S. LIBOR + 0.950% 1.1251% 2/25/60 (a)(b)(c)	875,625	877,019
Series 2020-EXP1 Class 1A8, 3.5% 2/25/60 (a)(b)	962,086	980,621
Series 2020-EXP2:
Class A8, 3% 5/25/60 (a)	1,506,974	1,536,871
Class A9, 3% 5/25/60 (a)	370,725	376,342
Series 2020-INV1 Class A5, 3.5% 12/25/49 (a)	422,442	431,748
Onslow Bay Financial LLC:
floater Series 2019-EXP2 Class 2A2, 1 month U.S. LIBOR + 1.200% 1.3751% 6/25/59 (a)(b)(c)	894,487	899,698
floater sequential payer Series 2019-EXP2 Class 2A1A, 1 month U.S. LIBOR + 0.900% 1.0751% 6/25/59 (a)(b)(c)	462,173	462,240
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 0.655% 7/15/58 (a)(b)(c)	1,974,500	1,974,311
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.825% 7/15/58 (a)(b)(c)	896,000	895,225
Sequoia Mortgage Trust:
sequential payer:
Series 2018-CH1 Class A11, 3.5% 2/25/48 (a)	439,334	443,523
Series 2018-CH2 Class A3, 4% 6/25/48 (a)	839,453	863,169
Series 2018-CH2 Class A21, 4% 6/25/48 (a)	374,594	386,288
Series 2018-CH3 Class A19, 4.5% 8/25/48 (a)	178,240	184,546
Series 2018-CH4 Class A2, 4% 10/25/48 (a)	274,732	280,396
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.8414% 1/21/70 (a)(b)(c)	3,610,800	3,610,996
Starvest Emerging Markets Cbo sequential payer Series 2019-IMC1 Class A1, 3.468% 2/25/49 (a)	399,123	404,014
Starwood Mortgage Residential Trust:
sequential payer Series 2019-INV1:
Class A1, 2.61% 9/27/49 (a)	146,540	148,555
Class A3, 2.916% 9/27/49 (a)	388,376	386,684
Series 2019-1:
Class A1, 2.941% 6/25/49 (a)	698,732	713,632
Class A3, 3.299% 6/25/49 (a)	555,402	557,932
Series 2020-1 Class A2, 2.408% 2/25/50 (a)	467,069	467,737
Towd Point Mortgage Trust:
Series 2015-4 Class A1B, 2.75% 4/25/55 (a)	150,148	151,008
Series 2015-5 Class A1B, 2.75% 5/25/55 (a)	170,070	171,864
Series 2016-1:
Class A1B, 2.75% 2/25/55 (a)	109,407	110,950
Class A3B, 3% 2/25/55 (a)	179,216	183,284
Series 2016-2 Class A1A, 2.75% 8/25/55 (a)	166,284	170,349
Series 2016-3 Class A1, 2.25% 4/25/56 (a)	37,735	38,136
Series 2017-2 Class A1, 2.75% 4/25/57 (a)(b)	327,146	334,194
Series 2017-3 Class A1, 2.75% 7/25/57 (a)(b)	759,801	779,896
Verus Securitization Trust:
sequential payer:
Series 2018-3 Class A1, 4.108% 10/25/58 (a)	694,721	720,528
Series 2019-1 Class A1, 3.836% 2/25/59 (a)	709,710	729,206
Series 2019-2 Class A1, 3.211% 5/25/59 (a)	592,568	606,449
Series 2019-INV3 Class A3, 3.1% 11/25/59 (a)	706,301	709,545
Series 2020-1 Class A3, 2.724% 1/25/60 (a)	669,609	665,387
Series 2020-2 Class A1, 2.226% 5/25/60 (a)	2,373,466	2,376,813
Series 2020-INV1 Class A1, 1.977% 3/25/60 (a)	230,327	230,619
Series 2018-2:
Class A1, 3.677% 6/1/58 (a)	546,675	563,155
Class A2, 3.779% 6/1/58 (a)	167,301	171,435
Class A3, 3.83% 6/1/58 (a)	105,423	106,724
Series 2019-3 Class A3, 3.04% 7/25/59 (a)	1,132,737	1,140,159
Series 2019-4 Class A3, 3% 11/25/59 (a)	1,641,382	1,664,921
Series 2019-INV1:
Class A1, 3.402% 12/25/59 (a)(b)	491,878	514,347
Class M1, 4.034% 12/25/59 (a)	195,000	201,627
Series 2019-INV2:
Class A1, 2.913% 7/25/59 (a)	1,362,329	1,404,302
Class A2, 3.117% 7/25/59 (a)	871,570	893,748
Series 2020-1 Class A1, 2.417% 1/25/60 (a)	1,516,833	1,526,704
Vista Point Securitization Trust sequential payer Series 2020-2 Class A3, 2.496% 4/25/65 (a)	435,000	434,604

TOTAL PRIVATE SPONSOR		68,855,753

U.S. Government Agency - 0.2%
Fannie Mae:
Series 2017-90 Class KA, 3% 11/25/47	842,057	899,349
Series 2018-44 Class PC, 4% 6/25/44	851,869	871,512
Fannie Mae Connecticut Avenue Securities floater:
Series 2017-C02 Class 2ED3, 1 month U.S. LIBOR + 1.350% 1.5251% 9/25/29 (b)(c)	1,072,335	1,043,305
Series 2017-C04 Class 2ED2, 1 month U.S. LIBOR + 1.100% 1.2751% 11/25/29 (b)(c)	1,392,232	1,359,541
Series 2017-C05 Class 1ED3, 1 month U.S. LIBOR + 1.200% 1.3751% 1/25/30 (b)(c)	668,312	656,236
Series 2018-C01 Class 1ED2, 1 month U.S. LIBOR + 0.850% 1.0251% 7/25/30 (b)(c)	1,105,040	1,082,276
FHLMC Structured Agency Credit Risk Debt Notes floater:
Series 2014-DN3 Class M3, 1 month U.S. LIBOR + 4.000% 4.1751% 8/25/24 (b)(c)	434,598	441,042
Series 2015-DNA3 Class M3, 1 month U.S. LIBOR + 4.700% 4.8751% 4/25/28 (b)(c)	1,328,768	1,388,908
Series 2016-DNA2 Class M3, 1 month U.S. LIBOR + 4.650% 4.8251% 10/25/28 (b)(c)	759,205	793,395
Series 2017-DNA2 Class M1, 1 month U.S. LIBOR + 1.200% 1.3751% 10/25/29 (b)(c)	260,590	260,730
Series 2017-DNA3 Class M1, 1 month U.S. LIBOR + 0.750% 0.9251% 3/25/30 (b)(c)	130,937	130,855
Freddie Mac:
planned amortization class Series 3713 Class PA, 2% 2/15/40	516,337	523,906
Series 4448 Class JA, 4% 11/15/36	49,082	49,571
Freddie Mac STACR Trust floater:
Series 18-HQA2 Class M1, 1 month U.S. LIBOR + 0.750% 0.9251% 10/25/48 (a)(b)(c)	64,207	64,110
Series 2018-DNA3:
Class M1, 1 month U.S. LIBOR + 0.750% 0.9251% 9/25/48 (a)(b)(c)	1,831	1,829
Class M2A/S, 1 month U.S. LIBOR + 0.900% 1.0751% 9/25/48 (a)(b)(c)	600,000	595,265
Freddie Mac Whole Loan Securities Trust:
Series 2016-SC02 Class M1, 3.6044% 10/25/46 (b)	723,167	711,183
Series 2017-SC02 Class M1, 3.8181% 5/25/47 (a)(b)	74,543	73,741

TOTAL U.S. GOVERNMENT AGENCY		10,946,754

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $79,321,459)		79,802,507

Commercial Mortgage Securities - 1.5%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class A, 1 month U.S. LIBOR + 0.880% 1.0419% 9/15/34 (a)(c)	860,000	855,563
Atrium Hotel Portfolio Trust floater Series 2017-ATRM Class A 1 month U.S. LIBOR + 0.930% 1.0919% 12/15/36 (a)(b)(c)	1,395,000	1,311,237
Austin Fairmont Hotel Trust floater Series 2019-FAIR Class A, 1 month U.S. LIBOR + 1.050% 1.2119% 9/15/32 (a)(b)(c)	615,000	588,039
Banc of America Merrill Lynch Large Loan, Inc. floater Series 2018-DSNY Class A, 1 month U.S. LIBOR + 0.850% 1.0119% 9/15/34 (a)(b)(c)	970,000	937,957
BANK Series 2019-BN19 Class A1, 2.263% 8/15/61	458,189	468,476
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class C, 1 month U.S. LIBOR + 1.120% 1.2819% 12/15/36 (a)(b)(c)	794,273	788,307
Class D, 1 month U.S. LIBOR + 1.250% 1.4119% 12/15/36 (a)(b)(c)	759,305	748,848
floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9619% 12/15/36 (a)(b)(c)	2,330,867	2,322,854
BX Trust:
floater Series 2019-XL Class B, 1 month U.S. LIBOR + 1.080% 1.2419% 10/15/36 (a)(b)(c)	427,184	425,312
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1619% 4/15/34 (a)(b)(c)	2,135,000	2,049,516
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.0819% 10/15/36 (a)(b)(c)	5,211,645	5,205,397
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1119% 11/15/36 (a)(b)(c)	1,033,000	1,022,653
Class D, 1 month U.S. LIBOR + 1.650% 1.8119% 11/15/36 (a)(b)(c)	1,545,000	1,471,489
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 0.9519% 7/15/32 (a)(b)(c)	3,713,554	3,704,259
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.2819% 6/15/34 (a)(b)(c)	3,726,918	3,548,052
Citigroup Commercial Mortgage Trust:
sequential payer Series 2012-GC8 Class A/S, 3.683% 9/10/45 (a)	2,157,000	2,232,771
Series 2013-375P Class C, 3.6348% 5/10/35 (a)(b)	560,000	561,698
COMM Mortgage Trust:
sequential payer:
Series 2013-300P Class A1, 4.353% 8/10/30 (a)	620,000	663,198
Series 2014-UBS2 Class A5, 3.961% 3/10/47	1,835,000	2,002,913
Series 2014-CR15 Class B, 4.8427% 2/10/47 (b)	920,000	999,075
Series 2014-UBS2 Class B, 4.701% 3/10/47	520,000	549,414
Series 2015-LC23 Class A2, 3.221% 10/10/48	1,135,088	1,137,143
Series 2020-CMB Class D, 3.7538% 2/10/37 (a)(b)	560,000	509,816
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.1419% 5/15/36 (a)(b)(c)	5,485,000	5,495,076
Class C, 1 month U.S. LIBOR + 1.430% 1.5919% 5/15/36 (a)(b)(c)	1,015,000	1,006,100
Class D, 1 month U.S. LIBOR + 1.600% 1.7619% 5/15/36 (a)(b)(c)	780,000	767,339
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	455,000	468,834
Series 2020-NET Class D, 3.8276% 8/15/37 (a)(b)	985,000	986,159
CSAIL Commercial Mortgage Trust:
sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	670,000	740,129
Series 2019-C16 Class A1, 2.3595% 6/15/52	556,746	569,395
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 0.9119% 7/15/32 (a)(b)(c)	4,189,000	4,004,099
Great Wolf Trust floater Series 2019-WOLF:
Class A, 1 month U.S. LIBOR + 1.030% 1.1959% 12/15/36 (a)(b)(c)	1,906,000	1,834,399
Class C, 1 month U.S. LIBOR + 1.630% 1.7949% 12/15/36 (a)(b)(c)	600,000	552,286
GS Mortgage Securities Corp. Trust floater Series 2019-SOHO Class A, 1 month U.S. LIBOR + 0.900% 1.0619% 6/15/36 (a)(b)(c)	1,165,000	1,151,857
GS Mortgage Securities Trust:
Series 2016-GS3 Class A1, 1.429% 10/10/49	22,093	22,095
Series 2019-GC40 Class A1, 2.236% 7/10/52	1,519,214	1,549,561
Intown Hotel Portfolio Trust Series 2018-STAY:
Class A, 1 month U.S. LIBOR + 0.700% 0.8619% 1/15/33 (a)(b)(c)	245,000	239,665
Class C, 1 month U.S. LIBOR + 1.250% 1.4119% 1/15/33 (a)(b)(c)	205,000	198,449
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2018-GW Class A, 1 month U.S. LIBOR + 0.800% 0.9619% 5/15/35 (a)(b)(c)	2,440,000	2,343,926
Series 2019-BKWD:
Class A, 1 month U.S. LIBOR + 1.000% 1.1619% 9/15/29 (a)(b)(c)	1,911,000	1,863,790
Class B, 1 month U.S. LIBOR + 1.350% 1.5119% 9/15/29 (a)(b)(c)	1,830,000	1,749,430
Class C, 1 month U.S. LIBOR + 1.600% 1.7619% 9/15/29 (a)(b)(c)	575,000	541,440
sequential payer Series 2014-C20 Class A3A1, 3.4718% 7/15/47	1,713,932	1,733,926
Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	2,583,966	2,771,567
Merit floater Series 2020-HILL:
Class A, 1 month U.S. LIBOR + 1.150% 1.305% 8/15/37 (a)(b)(c)	576,000	576,360
Class B, 1 month U.S. LIBOR + 1.400% 1.555% 8/15/37 (a)(b)(c)	455,000	455,428
Class C, 1 month U.S. LIBOR + 1.700% 1.855% 8/15/37 (a)(b)(c)	410,000	410,514
Class D, 1 month U.S. LIBOR + 2.350% 2.505% 8/15/37 (a)(b)(c)	550,000	550,880
Morgan Stanley BAML Trust:
Series 2014-C18 Class A/S, 4.11% 10/15/47	370,000	399,395
Series 2016-C30 Class A1, 1.389% 9/15/49	94,335	94,374
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 1.0119% 8/15/33 (a)(b)(c)	5,578,279	5,436,584
sequential payer Series 2014-150E Class A, 3.912% 9/9/32 (a)	1,325,000	1,428,852
Series 2011-C3 Class AJ, 5.4192% 7/15/49 (a)(b)	2,264,000	2,326,037
Series 2019-H7 Class A1, 2.327% 7/15/52	1,517,186	1,551,205
Series 2019-MEAD Class D, 3.283% 11/10/36 (a)(b)	1,150,000	897,008
New Orleans Hotel Trust floater Series 2019-HNLA Class B, 1 month U.S. LIBOR + 1.289% 1.4506% 4/15/32 (a)(b)(c)	1,585,000	1,466,013
RETL floater Series 2019-RVP Class A, 1 month U.S. LIBOR + 1.150% 1.3119% 3/15/36 (a)(b)(c)	233,594	222,746
Slide floater Series 2018-FUN Class D, 1 month U.S. LIBOR + 1.850% 2.0119% 6/15/31 (a)(b)(c)	782,550	704,078
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9583% 4/10/46 (a)(b)(c)	3,109,986	3,098,130
Vista Point Securitization Trust sequential payer Series 2020-1 Class A1, 1.763% 3/25/65 (a)	635,201	636,956
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2 Class A2, 3.02% 7/15/58	332,927	337,642
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.8819% 6/15/46 (a)(b)(c)	2,846,183	2,841,494
sequential payer Series 2014-LC14 Class A5, 4.045% 3/15/47	1,100,000	1,201,124
Series 2012-C6 Class B, 4.697% 4/15/45	760,000	782,600
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $91,625,758)		90,110,929

Municipal Securities - 0.0%
Chicago Transit Auth. Series 2020 B:
1.708% 12/1/22	$40,000	$40,373
1.838% 12/1/23	35,000	35,460
2.064% 12/1/24	105,000	106,808
Connecticut Gen. Oblig. Series A:
1.998% 7/1/24	285,000	296,448
2% 7/1/23	115,000	119,125
2.098% 7/1/25	190,000	199,487
Dallas Fort Worth Int'l. Arpt. Rev. Series 2020 C, 1.329% 11/1/25	245,000	245,880
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2020 C, 0.764% 3/1/23	360,000	360,155
Port Auth. of New York & New Jersey Series AAA, 1.086% 7/1/23	1,405,000	1,423,827
TOTAL MUNICIPAL SECURITIES
(Cost $2,780,638)		2,827,563

Bank Notes - 0.8%
Citibank NA 2.844% 5/20/22 (b)	1,485,000	1,510,960
Discover Bank 3.2% 8/9/21	1,050,000	1,074,733
First Republic Bank 1.912% 2/12/24 (b)	2,031,000	2,090,810
KeyBank NA 2.3% 9/14/22	355,000	368,314
PNC Bank NA:
2.45% 11/5/20	870,000	871,742
2.95% 1/30/23	695,000	732,981
RBS Citizens NA:
2.55% 5/13/21	1,320,000	1,338,001
3.25% 2/14/22	1,015,000	1,053,382
Synchrony Bank 3.65% 5/24/21	3,082,000	3,128,525
Truist Bank:
1.25% 3/9/23	9,650,000	9,839,525
2.8% 5/17/22	10,965,000	11,407,288
U.S. Bank NA, Cincinnati:
1.8% 1/21/22	5,000,000	5,105,423
3.45% 11/16/21	5,000,000	5,177,934
Wells Fargo Bank NA 3.625% 10/22/21	5,000,000	5,179,486
TOTAL BANK NOTES
(Cost $48,204,963)		48,879,104

Commercial Paper - 0.2%
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.090% 0.3614% 7/20/21 (b)(c)	8,000,000	8,005,645
The Boeing Co.:
0% 11/4/20	1,555,000	1,551,735
0% 11/16/20	1,510,000	1,506,218
TOTAL COMMERCIAL PAPER
(Cost $11,051,788)		11,063,598
	Shares	Value

Short-Term Funds - 51.8%
Short-Term Funds - 51.8%
Baird Short-Term Bond Fund - Institutional Class	17,384,232	$173,494,631
Baird Ultra Short Bond Fund Institutional Class	33,514,086	338,492,271
BlackRock Low Duration Bond Portfolio Investor A Shares	27,953,795	271,710,883
Fidelity Short-Term Bond Fund (f)	37,599,699	333,885,326
iShares Lehman 1-3 Year Treasury Bond ETF	387,669	33,556,629
iShares Short Maturity Bond ETF	4,226,791	211,973,569
iShares Ultra Short-Term Bond ETF	1,646,060	83,274,175
JPMorgan Ultra-Short Income ETF (g)	3,518,801	178,983,813
Metropolitan West Low Duration Bond Fund - Class M	19,586,566	174,124,571
PIMCO Enhanced Low Duration Active ETF	502,985	51,364,828
PIMCO Enhanced Short Maturity Active ETF (g)	2,673,740	272,534,318
PIMCO Short-Term Fund Institutional Class	96,458,792	949,154,515
Prudential Short-Term Corporate Bond Fund, Inc. Class A	4,033,811	45,824,095
T. Rowe Price Ultra Short-Term Bond Fund	4,923,123	25,009,467
TOTAL SHORT-TERM FUNDS
(Cost $3,088,415,192)		3,143,383,091

Money Market Funds - 8.6%
Fidelity Cash Central Fund 0.12% (h)	71,406,198	71,420,480
Fidelity Investments Money Market Government Portfolio Institutional Class 0.05% (f)(i)	435,692,365	435,692,365
Fidelity Securities Lending Cash Central Fund 0.11% (h)(j)	9,080,031	9,080,939
State Street Institutional U.S. Government Money Market Fund Premier Class .04% (i)	5,173,688	5,173,688
TOTAL MONEY MARKET FUNDS
(Cost $521,362,498)		521,367,472
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,985,848,882)		6,063,610,181
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,239,971)
NET ASSETS - 100%		$6,061,370,210

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	585	Dec. 2020	$129,253,008	$23,732	$23,732
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	219	Dec. 2020	30,495,750	26,127	26,127
CBOT 5-Year U.S. Treasury Note Contracts (United States)	128	Dec. 2020	16,132,000	(15,182)	(15,182)
TOTAL FUTURES CONTRACTS					$34,677

The notional amount of futures purchased as a percentage of Net Assets is 2.1%

The notional amount of futures sold as a percentage of Net Assets is 0.8%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $684,255,181 or 11.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $434,290.

 (f) Affiliated Fund

 (g) Security or a portion of the security is on loan at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49,279
Fidelity Securities Lending Cash Central Fund	39,690
Total	$88,969

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$38,648,696	$49,957	$38,814,164	$52,862	$127,290	$(11,779)	$--
Fidelity Floating Rate High Income Fund	58,035,797	283,180	58,957,982	283,430	(3,777,578)	4,416,583	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.05%	82,618,947	2,020,483,973	1,667,410,555	56,803	--	--	435,692,365
Fidelity Short-Term Bond Fund	419,380,785	1,525,272	90,323,696	1,525,261	3,410,438	(107,473)	333,885,326
Total	$598,684,225	$2,022,342,382	$1,855,506,397	$1,918,356	$(239,850)	$4,297,331	$769,577,691

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs} are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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